N-2 - USD ($)		May 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cover [Abstract]
Entity Central Index Key		0001186641
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		43
Entity Registrant Name		A&Q Long/Short Strategies Fund LLC
Entity Address, Address Line One		600 Washington Boulevard
Entity Address, City or Town		Stamford
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06901
City Area Code		203
Local Phone Number		719-1428
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Investor Transaction Expenses
Maximum Sales Load(1) (percentage of purchase amount)	2.00%
Maximum Redemption Fee	None (2)
Offering Expenses Borne by the Fund (as a percentage of offering amount)	0.01%

(1)	Generally, the stated minimum initial investment in the Fund is Interests with an initial value of at least $50,000, which minimum may be reduced for certain investors. Investments may be subject to a waivable sales load of up to 2%. See "Plan of Distribution."

(2)	While the Fund does not impose any charges on a repurchase of Interests in the Fund, it may allocate to tendering investors withdrawal or similar charges imposed by an Investment Fund if the Adviser determines to withdraw from the Investment Fund as a result of a tender and such a charge was imposed on the Fund.

Sales Load [Percent]	[1]	2.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.00%
Other Transaction Expense 2 [Percent]		0.01%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Interests)
Management Fee	0.95%
Interest Payments on Borrowed Funds(3)	0.00%
Other Expenses (Including Administrator Fee: 0.30%)(4)	0.62%
Acquired Fund Fees and Expenses (Investment Fund fees and expenses)(5)	5.61%

Total Annual Expenses	7.18	%(6)

(3)	The Fund's interest expense for the fiscal year ended December 31, 2022 was $133. As a percentage of the Fund's net assets rounded to the nearest hundredth of one percent, this amount is less than 0.00%.

(4)	"Other Expenses" are estimated based on average net assets of the Fund for the fiscal year ended December 31, 2022 of approximately $122 million. "Other Expenses" do not include any fees or expenses charged by Investment Funds (which are reflected separately under "Acquired Fund Fees and Expenses").

(5)	Includes the fees and expenses of the Investment Funds in which the Fund is already invested and intends to invest based upon the anticipated net proceeds of the offering. Some or all of the Investment Funds in which the Fund invests charge incentive fees or allocations based on the Investment Funds' earnings. The incentive fees or allocations charged by unregistered Investment Funds in which the Fund invests generally are expected to range from 0% to 30% of net profits. The "Acquired Fund Fees and Expenses" disclosed above are based on historic earnings of the Investment Funds, which may change substantially over time and, therefore, significantly affect "Acquired Fund Fees and Expenses." The amount of the Fund's average net assets used in calculating this percentage was based on average net assets for the fiscal year ended December 31, 2022 of approximately $122 million, plus anticipated net proceeds of approximately $988 million from the offering. The Adviser estimates that approximately 2.96% (as a percentage of the net assets attributable to Interests) of the 5.61% shown as "Acquired Fund Fees and Expenses" reflects operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds). The Adviser estimates that the balance of approximately 2.65% is attributable to performance-based fees and allocations, as well as other investment-related expenses of the Investment Funds (for example, interest expense, dividends paid on investments sold short, bank charges and commissions, stock loan fees, etc.).

(6)	Total annual expenses shown in the table are as of the Fund's fiscal year ended December 31, 2022 and will increase or decrease over time based on the Fund's asset level and other factors.

Management Fees [Percent]		0.95%
Interest Expenses on Borrowings [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]		5.61%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.62%
Total Annual Expenses [Percent]	[3]	7.18%
Expense Example [Table Text Block]
EXAMPLE:	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses, including a sales load (see footnote 1 above), on a $1,000 investment, assuming a 5% annual return:	$90	$224	$353	$652

*	Without the sales load, the expenses would be: $71 (1 Year), $208 (3 Years), $340 (5 Years) and $644 (10 Years).

The example is based on the fees and expenses set forth in the table above and should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown (and "Acquired Fund Fees and Expenses" may also be greater or less than that shown). Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. If the Investment Funds' actual rates of return exceed 5%, the dollar amounts could be significantly higher as a result of the Investment Funds' incentive allocations.

Expense Example, Year 01		$ 90
Expense Example, Years 1 to 3		224
Expense Example, Years 1 to 5		353
Expense Example, Years 1 to 10		$ 652
Purpose of Fee Table , Note [Text Block]

The purpose of the table above and the example below is to assist you in understanding the various costs and expenses you would bear directly or indirectly as an investor in the Fund. For a more complete description of the various costs and expenses of the Fund, see "Management of the Fund."

Basis of Transaction Fees, Note [Text Block]		percentage of purchase amount
Other Expenses, Note [Text Block]		"Other Expenses" are estimated based on average net assets of the Fund for the fiscal year ended December 31, 2022 of approximately $122 million. "Other Expenses" do not include any fees or expenses charged by Investment Funds (which are reflected separately under "Acquired Fund Fees and Expenses").
Acquired Fund Fees and Expenses, Note [Text Block]		Includes the fees and expenses of the Investment Funds in which the Fund is already invested and intends to invest based upon the anticipated net proceeds of the offering. Some or all of the Investment Funds in which the Fund invests charge incentive fees or allocations based on the Investment Funds' earnings. The incentive fees or allocations charged by unregistered Investment Funds in which the Fund invests generally are expected to range from 0% to 30% of net profits. The "Acquired Fund Fees and Expenses" disclosed above are based on historic earnings of the Investment Funds, which may change substantially over time and, therefore, significantly affect "Acquired Fund Fees and Expenses." The amount of the Fund's average net assets used in calculating this percentage was based on average net assets for the fiscal year ended December 31, 2022 of approximately $122 million, plus anticipated net proceeds of approximately $988 million from the offering. The Adviser estimates that approximately 2.96% (as a percentage of the net assets attributable to Interests) of the 5.61% shown as "Acquired Fund Fees and Expenses" reflects operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds). The Adviser estimates that the balance of approximately 2.65% is attributable to performance-based fees and allocations, as well as other investment-related expenses of the Investment Funds (for example, interest expense, dividends paid on investments sold short, bank charges and commissions, stock loan fees, etc.).
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Year Ended	Total Principal Amount Outstanding[1]	Asset Coverage Per $1,000 of Borrowings[2]
December 31, 2022	N/A	N/A
December 31, 2021	N/A	N/A
December 31, 2020	N/A	N/A
December 31, 2019	$7,100,000	$15,467
December 31, 2018	$4,000,000	$30,039
Fiscal Year Ended	Total Principal Amount Outstanding[1]	Asset Coverage Per $1,000 of Borrowings[2]
December 31, 2017	$10,500,000	$14,738
December 31, 2016	$8,500,000	$19,995
December 31, 2015	N/A	N/A
December 31, 2014	N/A	N/A
December 31, 2013	N/A	N/A

[1]	Represents the principal amount owed by the Fund pursuant to secured revolving lines of credit agreements in place at the time.

[2]	Calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

Senior Securities Amount	[4]					$ 7,100,000	$ 4,000,000	$ 10,500,000	$ 8,500,000
Senior Securities Coverage per Unit	[5]					$ 15,467	$ 30,039	$ 14,738	$ 19,995
Senior Securities, Note [Text Block]

SENIOR SECURITIES

The following table sets forth information about the Fund's outstanding senior securities (including bank loans) as of the end of the last ten fiscal years. The Fund's senior securities during this time period were comprised only of temporary borrowings made pursuant to secured revolving lines of credit agreements, including the Credit Agreement. The information in the table has been audited by EY.

Fiscal Year Ended	Total Principal Amount Outstanding[1]	Asset Coverage Per $1,000 of Borrowings[2]
December 31, 2022	N/A	N/A
December 31, 2021	N/A	N/A
December 31, 2020	N/A	N/A
December 31, 2019	$7,100,000	$15,467
December 31, 2018	$4,000,000	$30,039
Fiscal Year Ended	Total Principal Amount Outstanding[1]	Asset Coverage Per $1,000 of Borrowings[2]
December 31, 2017	$10,500,000	$14,738
December 31, 2016	$8,500,000	$19,995
December 31, 2015	N/A	N/A
December 31, 2014	N/A	N/A
December 31, 2013	N/A	N/A

[1]	Represents the principal amount owed by the Fund pursuant to secured revolving lines of credit agreements in place at the time.

[2]	Calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Policies

The Fund's investment objective is to seek capital appreciation over the long term. The Fund is commonly referred to as a "fund of funds," and seeks to achieve its objective principally through the allocation of assets among a select group of Investment Managers and the Investment Funds that they operate. Additional information about the types of investments that are expected to be made by the Investment Managers and the Fund is provided below and in the Fund's SAI. The Fund's investment objective is a fundamental policy and may not be changed without the approval of investors. Except as otherwise indicated, the Fund's investment policies, strategies and restrictions are not fundamental and may be changed without a vote of the investors. See "Additional Investment Policies—Fundamental Policies" in the Fund's SAI.

Currently, the Fund invests in a portfolio of Investment Funds that primarily employ long/short equity strategies, including those involving foreign issuers. The Fund also may invest in Investment Funds that employ other strategies, which may include relative value, merger arbitrage/event-driven, macro, distressed investing and emerging market strategies. See "—Investment Strategies" below.

Investment Funds are generally unregistered investment vehicles, such as hedge funds, that have investors other than the Fund, but they may also include registered investment companies. The Fund has been designed to afford the Adviser flexibility to deploy assets as it deems appropriate under prevailing economic and market conditions. Accordingly, at any given time, the Fund may not invest in all or certain of the enumerated investment strategies described in this Prospectus, and the Fund's allocation to these strategies is not fixed and will not likely be equally-weighted. The Adviser may add different investment strategies at its discretion.

The Adviser seeks to identify, select and monitor Investment Funds and Investment Managers that the Adviser believes will produce attractive returns over time.

Unregistered investment funds typically provide greater flexibility than traditional investment funds (e.g., registered investment companies) over the types of securities and other financial instruments that may be owned, the types of trading strategies employed, the amount of leverage that can be used and the diversity or concentration of securities within their portfolios. Each Investment Manager may use various investment techniques for hedging and non-hedging purposes. Investment Managers may sell securities short in an effort to profit from anticipated declines in prices of securities and to seek to limit exposure to a possible market decline. Investment Managers also may purchase and sell options and futures contracts and engage in other derivative transactions and, from time to time, may maintain significant cash positions. The use of these techniques may be an integral part of their investment programs and involves certain risks to the Fund. Each Investment Manager may use leverage and may invest in illiquid and restricted securities, which also entail risk. See "Risk Factors."

In some instances, although not expected to be a frequent occurrence or to constitute a significant portion of the Fund's portfolio, an Investment Manager may pursue its investment strategy by structuring an Investment Fund with a highly concentrated portfolio, perhaps consisting of just a single security.

In general, the Fund limits to less than 25% of its assets its investment in any one Investment Fund. The Fund either will hold non-voting securities of an Investment Fund or will limit its investment in any Investment Fund to less than 5% of the Investment Fund's voting securities. The Fund may invest substantially all of its assets in non-voting securities of Investment Funds. The Fund would purchase non-voting securities to avoid being an "affiliate" of an Investment Fund within the meaning of the Investment Company Act. Nonetheless, the Fund may be considered, under certain circumstances, to be an affiliate of the Investment Fund. As such, the Fund might be subject to limitations imposed by the Investment Company Act on purchasing more interests in, or redeeming its interests from, the Investment Fund.

No assurance can be given that the Fund will achieve its investment objective.

Investment Strategies

At any given time, the Fund may not invest in all or certain of the investment strategies enumerated herein, and may invest in other strategies not listed. The Investment Managers' investment strategies can be broadly grouped into the following categories:

Long/Short Equity Strategies. This strategy involves investing long and/or short in securities on an opportunistic basis. This strategy may be net long or net short, and seeks to exploit opportunities in rising or declining markets while reducing market exposure and risk. Long-biased investing generally involves buying a security expecting its price to increase. Short investing generally involves selling a security that the Investment Fund does not own (and has to borrow) expecting to profit from a decline in its price at a later date. Investment Managers employing long/short equity strategies generally do not seek to be market neutral (i.e., they will generally be net long or net short). Although the strategy is more common in U.S. markets, a growing number of Investment Managers invest globally. Certain Investment Managers may specialize in a particular industry, sector or region. Investment Managers may invest in equity securities without limitation as to market capitalization. Investment Managers also may use leverage and may invest in derivatives and illiquid securities. There can be no assurance that an Investment Manager will at all times engage in short sales.

Additional Strategies. In addition, at any given time, the Fund may, in the Adviser's sole discretion, invest in Investment Funds that employ other investment strategies, including:

Relative value strategies involve the simultaneous purchase and sale of similar securities to exploit pricing differentials. Investment Managers employing relative value strategies generally seek to be market neutral to minimize the impact of general market movements, although the risk of loss may be significant if an Investment Manager has incorrectly evaluated the nature or extent of the expected spread relationships or if unexpected, intervening events affect these relationships. Relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, fixed-income arbitrage and closed-end fund arbitrage. The types of instruments traded vary considerably, depending on the manager's arbitrage strategy. Since the strategy attempts to capture relatively small mispricings between two related securities, moderate to substantial leverage often is an essential part of the strategy.

Merger Arbitrage/Event-Driven strategies involve investments in securities of firms involved in mergers, acquisitions or other special situations, such as restructurings, liquidations or spin-offs, which alter a company's financial structure or operating strategy. Such strategies generally seek to profit from events such as a change in an issuer's corporate or capital structure, a debt repayment obligation or a management transition. Additionally, Investment Managers may take an "activist" approach to such strategies, seeking to create a catalyst for stock price movement. Activist-based merger arbitrage/event-driven strategies are broadly defined as either operational or financial, depending on the intention and expertise of the Investment Manager. An Investment Manager's implementation of this strategy varies from friendly, behind the scenes approaches to hostile, public battles with management teams and corporate boards. Risk management and hedging techniques frequently are employed in connection with merger arbitrage/event-driven strategies to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important factor influencing the realized return.

Macro strategies involve investing in Investment Funds that have the broadest mandate and trade in all asset classes around the world, including, but not limited to, fixed-income, equity, foreign exchange, commodities and emerging markets. Investment Managers generally will focus on underlying macro-economic fundamentals (e.g., monetary policy shifts, fiscal policy shifts, political shifts, gross domestic product growth, deficit trends, inflation, trade imbalances, interest rate trends, commodity price trends, global investor sentiment and inter-country government relations) in developing their investment theses, although technical data or money flows also may be considered. Investment Managers will establish opportunistic long or short market positions in an attempt to profit from anticipated market moves. Investments using these strategies may be either long or short, and may employ significant leverage. Examples include discretionary strategies, systematic strategies and commodity trading strategies.

Distressed Investing strategies involve investing in the securities of companies that are in the midst of financial restructuring or balance sheet re-capitalization, or are trading at stressed or distressed prices in anticipation of such an event. The Investment Managers typically purchase, at discounts, equities, debt, loans, commercial paper, trade claims or other types of debt securities of companies facing these financial difficulties. Profits are expected from the market's lack of understanding of the intrinsic value of the discounted securities and because many institutional investors cannot own below-investment grade securities.

Emerging Market strategies involve investments in securities and instruments from less developed financial markets of the world that are, nevertheless, believed to be rapidly growing. Investments typically are made by combining a top-down economic and political outlook with extensive bottom-up, company specific fundamental analysis. Investment Managers frequently maintain a net-long basis due to the high cost of hedging. As a result, investment performance may be relatively volatile.

Selection of Investment Managers

The Adviser is not bound by any fixed criteria in allocating assets to Investment Funds. Accordingly, the Adviser may consider investment in Investment Funds that pursue a wide range of investment or other market strategies, including strategies not described herein, to the extent that the Adviser deems appropriate.

The Adviser selects Investment Managers based on a number of factors including, but not limited to, portfolio management experience, strategy style and historical performance. The Adviser follows certain general guidelines, described below, when reviewing and selecting Investment Managers. While the Adviser attempts to apply such guidelines consistently, the guidelines involve the application of subjective and qualitative criteria and, therefore, the selection of the Investment Managers is a fundamentally subjective process. The use of the selection guidelines may be modified at the discretion of the Adviser.

The Adviser currently uses the following selection guidelines:

Filtering Investment Manager Candidates. The Adviser uses a variety of information sources to identify prospective investments, including but not limited to, databases, prime brokers, proprietary UBS resources and other industry contacts. These sources should help narrow down the investable universe to less than 500 Investment Funds. The goal of the filtering process is to identify a group of high quality Investment Managers for further review by the Adviser.

Interviews and Selection of Investment Managers. The Adviser generally conducts a number of onsite and offsite interviews and substantial other due diligence of an Investment Manager prior to making an investment. The goal of the due diligence process is to evaluate: (i) the background of the Investment Manager's firm and its managers; (ii) the infrastructure of the Investment Manager's research, trading and operations; (iii) the Investment Manager's strategy and method of execution; (iv) the Investment Manager's risk control and portfolio management; and (v) the differentiating factors that give the Investment Manager's Investment Fund an investment edge.

By combining historical quantitative analysis with a sound knowledge of these key qualitative attributes, the Adviser attempts to forecast the Investment Managers' potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. This investment analysis approach is an important step in building a portfolio that meets the risk/return objectives set forth by the Adviser. The Adviser believes it is uniquely qualified to perform this analysis given the depth and breadth of its staff's experience in proprietary trading, risk monitoring and asset management.

Monitoring Investment Managers and Reallocation.  The Adviser is responsible for the day-to-day management of the Fund's allocations and investments, and undertakes transactions on behalf of the Fund within the parameters set forth herein. Once an asset manager is selected as an Investment Manager, the Adviser will continue to review the investment process and performance of the Investment Manager. The Adviser monitors Investment Managers through a combination of weekly and/or monthly net asset value updates, portfolio reports and periodic phone calls and visits. When appropriate, the Adviser will utilize its proprietary software to analyze the risk of the Fund's underlying investments. The Adviser also relies on its experience to make qualitative assessments about the current risk conditions that each Investment Manager and the Fund overall may face.

The performance of each Investment Manager managing assets for the Fund typically is compared with the performance of other managers that utilize the same strategy (and that may or may not be currently managing assets for the Fund) and against an overall benchmark index of a strategy similar to the one utilized by the Investment Manager. The reasons for reducing or withdrawing entirely the capital allocated to an Investment Fund may include, without limitation: (i) the identification by the Adviser of a preferable alternative for investing the capital; (ii) a change in the Investment Manager's strategy or personnel; (iii) a significant change in the amount of assets under the Investment Manager's management; (iv) a decline in performance relative to the performance of other asset managers using the same investment strategy; (v) the development of a conflict of interest or legal issue restricting the scope of a relationship with the Fund or the Adviser; (vi) a decline in the potential for gains on investment in the Investment Manager's market niche; (vii) a failure of the Investment Manager to meet expectations of or adhere to restrictions on activities established by the Adviser; (viii) the relative gains or losses in the accounts of different Investment Managers that cause the Fund's allocations among the Investment Funds to become disproportionate or unbalanced with respect to the Adviser's asset allocation models or strategies; (ix) the Fund's need for liquidity; or (x) any other reason or determination reached by the Adviser in its sole discretion.

Because the Adviser expects to regularly review new investment opportunities, capital withdrawn from the management of one Investment Manager generally is expected to be reallocated to another Investment Manager within a short period of time.

The Fund's investment program is speculative and entails substantial risks. There can be no assurance that the Fund's or the Investment Funds' investment objectives will be achieved or that their investment strategies will be successful. In particular, an Investment Manager's use of leverage, short sales and derivative transactions, its sector or geographic focus, its limited diversification and the limited liquidity of some of its portfolio securities, in certain circumstances, can result in or contribute to significant losses to the Fund. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Risk Factors [Table Text Block]

RISK FACTORS

Employing a "Fund of Funds" Strategy Involves Risks Not Present in Direct Investment Programs

Identifying the appropriate investment strategies, Investment Managers and suitable Investment Funds is difficult and involves a high degree of uncertainty. In addition, certain Investment Funds, from time to time, are oversubscribed or closed, and it may not be possible to make investments that have been identified as attractive opportunities. The success of the Fund depends in large part upon the ability of the Adviser and the Investment Managers to develop and implement investment strategies that achieve the Fund's investment objectives. See "—Conflicts of Interest." In addition, although the Adviser expects to monitor the Investment Managers to which the Fund allocates its capital, it is always possible that a number of the Investment Managers might take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund's investment goal.

While the Fund may invest in registered investment companies, the Investment Funds generally will not be registered as investment companies under the Investment Company Act. Therefore, despite the fact that the Fund itself is registered under the Investment Company Act, as an investor in Investment Funds, the Fund will not be able to avail itself of the protections afforded by the Investment Company Act to investors in registered investment companies, such as the limitations applicable to the use of leverage and the requirements concerning custody of assets, composition of boards of directors and approvals of investment advisory arrangements. Market conditions and trading approaches are continually changing, and a particular Investment Manager's past successful performance may be largely irrelevant to such Investment Manager's prospects for future profitability.

The Investment Company Act provides that securities for which market quotations are "readily available" must be valued at market value, and all other securities and other assets must be valued at "fair value" in accordance with requirements under the Investment Company Act. The Board has approved procedures pursuant to which the Fund values its investments (the "Valuation Procedures"), and has designated the Adviser as the Board's "valuation designee" (as defined in Rule 2a-5 under the Investment Company Act) to determine fair value in good faith for all Fund investments for which market quotations are not readily available. The Adviser generally values the Fund's investment in Investment Funds using the "practical expedient," in accordance with Accounting Standards Codification ("ASC") Topic 820, based on the valuation provided to the Adviser by an Investment Fund in accordance with the Investment Fund's own valuation policies, provided that the Investment Fund falls within the scope of ASC 946. Although the Adviser will receive detailed information from each Investment Manager regarding its historical performance and investment strategy, in most cases the Adviser has little or no means of independently verifying this information. In addition, certain securities in which an Investment Fund may invest may not have a readily ascertainable market price. Such securities will generally be valued by Investment Managers, which valuation will be conclusive with respect to the Investment Fund, even though such Investment Managers may face a conflict of interest in valuing such securities because the value thereof will affect their compensation. The Fund may rely on estimates of the value of these investments when calculating its net asset value. The Fund may suspend the calculation of its net asset value during periods when an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, and at any other time determined by the Board.

In addition, the valuation of the Fund's investment in an Investment Fund, as determined under the Valuation Procedures, may under certain circumstances vary from the valuation provided by the Investment Manager of that Investment Fund. See "Calculation of Net Asset Value." Investors should recognize that valuations of illiquid securities, such as interests in Investment Funds, involve various judgments and consideration of factors that may be subjective. As a result, the net asset value of the Fund, as determined based on the fair value of its interests in Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Investment Funds. In addition, the Investment Funds may not always be able to readily provide the Fund with their finalized net asset values in advance of a purchase or withdrawal. In such an event, it may be necessary for the Fund to rely on an estimate of the net asset value provided by the Investment Funds. The Adviser will attempt to resolve any discrepancies between valuations assigned by an Investment Manager and fair value as determined by the Adviser and BNY by seeking information from the Investment Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund's investment in accordance with the Valuation Procedures.

An Investment Manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. The investment strategies and styles used by an Investment Manager are subject to change without notice. For information about an Investment Fund's net asset value and portfolio composition, the Adviser is dependent on information provided by the Investment Funds, which if inaccurate could adversely affect the Adviser's ability to manage the Fund's investment portfolio in accordance with its investment objective and to value accurately the Fund's Interests. Investors in the Fund have no individual right to receive information about the Investment Funds or the Investment Managers, will not be investors in the Investment Funds and will have no rights with respect to or standing with or recourse against the Investment Funds, Investment Managers or any of their affiliates.

The Adviser will not have any control over the investments made by Investment Managers. The Adviser may, however, reallocate the Fund's investments among the Investment Funds, but the Adviser's ability to do so may be constrained by the withdrawal limitations imposed by the Investment Funds. These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should an Investment Manager fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser's ability to terminate investments in Investment Funds that are poorly performing or have otherwise had adverse changes. In addition, at times when Investment Funds offer limited availability to investors, the Adviser may allocate such limited availability among and between multiple entities managed by it or its affiliates, resulting in a Fund portfolio that differs from the portfolio that might result if the Adviser only managed the Fund. Although the Adviser intends to use certain criteria in evaluating and monitoring Investment Funds, there is no assurance that the Adviser will use the same criteria for all Investment Funds. Although the Adviser employs a due diligence process to review each Investment Manager's back office and accounting systems and obtains third party verifications and background checks, there is no assurance that such efforts will detect fraud, malfeasance, inadequate back office systems or other flaws or problems with respect to the Investment Manager's operations and activities.

An investor who meets the conditions imposed by the Investment Managers can invest directly with the Investment Managers. These conditions include investment minimums that may be considerably higher than the Fund's stated minimum investment. By investing in the Investment Funds indirectly through the Fund, the investor bears two layers of asset-based fees and expenses—at the Fund level and the Investment Fund level—and incentive allocations at the Investment Fund level. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Investment Manager or Investment Fund. The Fund may also invest in Investment Funds that invest in other investment vehicles, thereby subjecting the Fund, and Fund investors, to an additional level of fees. In the aggregate, these fees and expenses can be substantial and will adversely affect the value of any investment in the Fund. The Investment Funds also may have high portfolio turnover rates (i.e., 100% or higher), which may result in higher brokerage commissions and, therefore, lower investment returns.

Each Investment Manager will receive any incentive allocations to which it is entitled irrespective of the performance of the other Investment Managers and the Fund generally. Accordingly, an Investment Manager may receive an incentive allocation from an Investment Fund, and thus indirectly from the Fund's investors, for positive performance of the Investment Fund, even if the Fund's returns are negative. Investment decisions of the Investment Funds are made by the Investment Managers entirely independent of the Adviser and of each other. As a result, at any particular time, one Investment Fund may be purchasing securities of an issuer whose securities are being sold by another Investment Fund. Consequently, the Fund could incur indirectly certain transaction costs without accomplishing any net investment result. Similarly, the use of multiple Investment Managers may cause one or more Investment Funds to hold opposite positions in securities of issuers, thereby decreasing or eliminating the possibility of positive returns from such an investment.

Each Investment Manager has exclusive responsibility for making trading decisions on behalf of its Investment Fund. The Investment Managers also manage other accounts (including funds and accounts in which the same Investment Managers may have ownership interests) that, together with accounts already managed by such Investment Managers, could compete for the same trades an Investment Manager might otherwise make on behalf of the Fund, including competition for priority of order entry.

The Investment Managers have varying levels of experience. The Investment Managers and their principals may employ trading methods and policies that may differ from those of other Investment Managers, and that may deviate from the Adviser's expectations concerning such methods and policies. Therefore, the results of any Investment Manager's investments on behalf of the Fund may differ from those of the other accounts operated by the Investment Managers and from results anticipated by the Fund's models and projections.

Investment Managers are subject to various risks, including, but not limited to, operational risks such as the ability to provide an adequate operating environment for an Investment Fund such as back office functions, trade processing, accounting, administration, risk management, valuation services and reporting. Operational risks also include, for example, mistakes made in the confirmation or settlement of transactions, transactions not being properly booked, evaluated or accounted for or other similar disruptions in an Investment Fund's operations that may cause an Investment Fund to suffer financial loss, disruption of its businesses, liability to clients or third parties, regulatory intervention or reputational damage. Investment Managers may also face competition from other investment funds that may be more established and have larger capital bases and have larger numbers of qualified management and technical personnel. Additionally, certain Investment Managers may pursue over time different investment strategies that may limit the Fund's ability to assess an Investment Manager's ability to achieve its long-term investment objective. Furthermore, an Investment Manager may face additional risks as the assets of an Investment Fund increase over time. In such instances, an Investment Manager may be unable to manage an Investment Fund's increased assets effectively because it may be unable to maintain the Investment Fund's current investment strategy or find the types of investments better suited for an Investment Fund with an increased capital basis.

The Fund seeks to allocate its assets among various Investment Managers. Such dispersion may not be achieved as a result of insufficient investment opportunities or insufficient investable assets as a result of insufficient subscriptions or withdrawals by investors. Although the dispersion of the Fund's investments is intended to reduce the Fund's exposure to adverse events associated with specific issuers or industries, the number of investments by Investment Funds will be limited, and the portfolios of some Investment Funds may be highly concentrated in particular companies, industries or countries. Moreover, in certain cases an Investment Fund's portfolio may only consist of securities of a single issuer. As a consequence, the Fund's returns as a whole may be adversely affected by the unfavorable performance of even a single investment by an Investment Fund.

Since the Fund may make additional investments in the Investment Funds only at certain times pursuant to limitations set forth in the governing agreements of the Investment Funds, the Fund from time to time may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months.

Generally, Investment Funds are permitted to redeem their securities in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in an Investment Fund, the Fund may receive securities that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities at a time and in a manner that is in the best interests of the Fund.

Like an investment in the Fund, investments in the Investment Funds generally will be illiquid. The governing instruments of each Investment Fund likely will have provisions restricting both the transferability of an investor's interest and the ability of any investor to withdraw its investment in certain circumstances. Additionally, Investment Funds may charge fees in respect of withdrawals or redemptions, and may suspend the redemption rights of their investors, including the Fund, from time to time. Certain Investment Funds have limitations on the ability to withdraw or redeem assets, and, under certain circumstances, may impose limits (known as "gates") on the aggregate amount that an investor, or all investors, in an Investment Fund may withdraw on a single withdrawal date, and some Investment Funds will not have withdrawal periods that coincide with those of the Fund. As a result, the liquidity of the Fund's Interests may be adversely affected and the Fund may manage its investment program differently than if it were able to withdraw monies from each Investment Fund at the same time it desires to provide liquidity to its investors. In addition, Investment Funds may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and an Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Some Investment Funds that invest a high percentage of their assets in illiquid investments may experience difficulty in meeting redemption requests and may also not be able to meet redemption requests through distributions in kind. In such circumstances, the Fund's ability to provide liquidity to investors could be adversely affected.

For the Fund to complete its tax reporting requirements, it must receive information on a timely basis from the Investment Managers. It is possible, however, that one or more Investment Managers will delay in providing this information. As a result, it is possible that the Fund may be unable to provide tax information to investors without significant delays and investors likely will need to seek extensions on the time to file their tax returns at the federal, state and local level.

A noncorporate investor's share of the Fund's investment expenses may be subject to certain limitations on deductibility for regular U.S. federal income tax purposes. For a more detailed discussion of the limitations on deductibility of investment expenses, see "Tax Aspects" in the Fund's SAI.

The Fund may be required to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, breaches of representations and warranties included in the Investment Fund's subscription documents and certain acts or omissions relating to the offer or sale of the Fund's Interests, or from liability of an Investment Fund or an Investment Manager to a service provider arising out of the same breach. Investors may be exposed, indirectly, to these indemnification obligations.

Investments in Non-Voting Stock; Inability to Vote

The Fund intends to purchase non-voting securities of, or contractually forego the right to vote in respect of, an Investment Fund in order to avoid becoming (i) an "affiliated person" of any Investment Fund within the meaning of the Investment Company Act and (ii) subject to the Investment Company Act limitations and prohibitions on transactions with affiliated persons. For any Investment Fund where the Fund would be unable to do either of the foregoing (and the Fund does not anticipate that it would not be able to do so), it intends to limit its holdings of the Investment Fund to less than 5% of the Investment Fund's voting securities. See "Investment Program—Investment Objective and Policies."

The Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. This result would be accomplished through a written agreement between the Fund and the Investment Fund, whereby the Fund irrevocably foregoes the right to vote in a manner that legally binds both the Fund and all subsequent holders, and the Investment Fund is granted the right to enjoin any holder from voting. Such an agreement also will include a statement of the parties' intention that the agreement should be interpreted broadly to effect the parties' desire that the Fund's interest be identical to that of a separate non-voting class. In each instance, the Adviser will determine if the Fund will waive the Fund's voting rights, and will consider only the interests of the Fund and not the interests of the Adviser or those of the Adviser's other clients. The Fund will not receive any consideration in return for entering into a waiver arrangement. Any such arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of an Investment Fund that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an "affiliate" of the Investment Fund within the meaning of the Investment Company Act.

To the extent the Fund purchases non-voting securities of, or contractually foregoes the right to vote in respect of, an Investment Fund, it will not be able to vote on matters that require the approval of the limited partners of the Investment Fund, including a matter that could be adverse to the Fund's interests, such as changes to the Investment Fund's investment objective or policies or the termination of the Investment Fund. As a result, the Fund's influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its investors.

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund's investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund. These factors may affect, among other things, the level of volatility of securities' prices, the liquidity of the Investment Funds' investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund's profitability or result in significant losses. Additionally, the regulatory environment for Investment Funds is evolving, and changes in the regulation of Investment Funds may adversely affect the value of investments held by the Fund and the ability of the Fund successfully to pursue its investment strategy. In addition, the securities, commodities and futures markets are subject to comprehensive statutes, regulations and margin requirements. Additionally, the regulation of derivative transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action. In particular, Congress has held hearings regarding taxation and regulatory policy as it relates to leveraged investors, tax-exempt investors and hedge funds, and the SEC has engaged in a general investigation of hedge funds that has resulted in increased regulatory oversight and other legislation and regulation relating to hedge fund managers, hedge funds and funds of hedge funds. The effect of any future regulatory change on the Fund could be substantial and adverse.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, bank ownership of and involvement with private funds, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund or investments made by the Fund. There can be no assurance that such regulation will not have a material adverse effect on the Fund and the Investment Funds, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund and the Investment Funds to achieve their investment objectives. In addition, greater regulatory scrutiny may increase the Fund's and the Adviser's exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Act created the Financial Stability Oversight Council (the "FSOC"), an interagency body charged with identifying and monitoring systemic risks to financial markets. The FSOC has the authority to require that non-bank financial companies that are "predominantly engaged in financial activities," such as the Fund, the Adviser, Investment Funds and Investment Managers, whose failure the FSOC determines would pose systemic risk, be placed under the supervision of the Board of Governors of the Federal Reserve System (the "Federal Reserve"). The FSOC has the authority to recommend that the Federal Reserve adopt more stringent prudential standards and reporting and disclosure requirements for non-bank financial companies supervised by the Federal Reserve. Such disclosure requirements may include the disclosure of the identity of investors in private investment funds such as the Investment Funds. The FSOC also has the authority to make recommendations to the Federal Reserve on various other matters that may affect the Fund and/or Investment Funds, including requiring financial firms to submit resolution plans, mandating credit exposure reports, establishing concentration limits, and limiting short-term debt. The FSOC also may recommend that other federal financial regulators impose more stringent regulation upon, or ban altogether, financial activities of any financial firm that poses what it determines are significant risks to the financial system. In the event that the FSOC designates the Fund or an Investment Fund as a systemic risk to be placed under the Federal Reserve's supervision, the Fund or the Investment Fund could face stricter prudential standards, including risk-based capital requirements, leverage limits, liquidity requirements, concentration requirements and overall risk management requirements, among other restrictions. Such requirements could hinder the Fund's and/or an Investment Fund's ability to meet its investment objective and may place the Fund or an Investment Fund at a disadvantage with respect to its competitors.

Investment Funds and Investment Managers may face additional reporting and recordkeeping requirements. Under the Dodd-Frank Act, advisers to private funds are required to maintain records regarding private funds that include a description of: amount of assets under management and use of leverage, including off-balance-sheet leverage; counterparty credit risk exposure; trading and investment positions; valuation policies and practices; types of assets held; side arrangements or side letters whereby certain investors obtain more favorable rights than other investors; trading practices; and such other information as the SEC determines is necessary and appropriate in the public interest and for the protection of investors or for the assessment of systemic risk. Investment Funds' adherence to these recordkeeping and reporting requirements may indirectly increase Fund expenses.

Additionally, the Adviser is a "banking entity" for purposes of the "Volcker Rule" contained in Section 619 of the Dodd-Frank Act. The Volcker Rule limits the ability of (i) banking entities, including the Adviser, to sponsor, invest in or serve as investment adviser of hedge funds and private equity funds (collectively, "Covered Funds"), and (ii) the Adviser or any of its affiliates to engage in certain transactions with Covered Funds. While registered investment companies are excluded from the definition of a Covered Fund, the Volcker Rule could have a negative effect on market liquidity, which may adversely affect the Funds.

The Adviser, UBS and their affiliates are subject to certain U.S. and non-U.S. banking laws, including the U.S. Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Federal Reserve. The BHCA and other applicable banking laws, rules, regulations, guidelines and the interpretations thereof by the staff of the regulatory agencies which administer them, may restrict the transactions and relationships between the Adviser, UBS and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments, activities and transactions by the Fund. It is not expected that the BHCA, or other existing U.S. banking laws or existing regulations, would materially adversely affect the Fund. There can be no assurance, however, that any changes in U.S. bank regulatory requirements would not have a material adverse effect on the Fund's investment program or performance. See "BHCA Considerations" in the Fund's SAI.

Rule 18f-4 under the Investment Company Act, adopted by the SEC in October 2020, governs the use of derivatives and other transactions by registered investment companies and business development companies. Notwithstanding the prohibitions and restrictions on the issuance of senior securities under Section 18 of the Investment Company Act, under Rule 18f-4, a closed-end fund that uses derivatives and certain other related instruments and does not qualify as a "limited derivatives user" (as defined in Rule 18f-4) must establish a comprehensive derivatives risk management program and comply with certain value-at-risk leverage limits, requirements and compliance and disclosure obligations. The Fund intends to operate in a manner so as to qualify as a "limited derivatives user" and has adopted policies and procedures that are reasonably designed to manage its derivatives risk in compliance with Rule 18f-4. While the extent of the impact of these regulations, the compliance date of which was August 19, 2022, on the Fund remains uncertain, such regulations could limit or restrict the ability of the Fund to use certain derivatives, increase the compliance and other costs of using these instruments or make them less effective. The Fund, however, expects to use derivatives only as a means to attempt to hedge against foreign currency risks, and presently does not intend to sell securities short. The Adviser will continue to seek to manage the Fund's portfolio in a manner consistent with achieving the Fund's investment objective; however, there can be no assurance that the Adviser will be successful in doing so.

Market Disruption and Geopolitical Risk

Market risks, including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund's investments in Investment Funds and the Fund's underlying investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect Investment Managers, Investment Funds and issuers, which could adversely affect the Fund. Stock prices may experience greater volatility during periods of challenging market conditions, and there can be severe limitations on an investor's ability to sell certain debt securities, including those that are of higher credit quality, during a period of reduced credit market liquidity. As a result, during these periods, the Fund's net asset value will fluctuate. You may experience a significant decline in the value of your investment and could lose money.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments were to adversely interrupt the global supply chain, which could affect companies worldwide. The Adviser's business activities, as well as the activities of the Fund, the Investment Funds and their operations and investments, could be materially adversely affected by outbreaks of disease, epidemics and public health issues, which can exacerbate pre-existing political, social and economic risks in certain countries or regions and trigger a prolonged period of global economic slowdown. A recent example includes pandemic risks related to COVID-19—notably, the significant negative impact of COVID-19 on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by (i) governments, including closing borders, restricting travel and imposing prolonged quarantines of, or similar restrictions on, large populations, and (ii) businesses, including forced or voluntary closures, changes to operations and reductions of staff. Although the long-term effects of COVID-19 (and the actions and measures taken worldwide by governments and businesses) cannot currently be predicted, previous occurrences of other epidemics, pandemics and outbreaks of disease had material adverse effects on the economies, equity markets and operations of those jurisdictions in which they were most prevalent. To the extent the Investment Funds have significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

As of the date hereof, the Biden administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, energy, immigration, foreign and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. In addition, recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, energy costs, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the Biden administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, the U.S. regulatory environment, corporate taxes, inflation, healthcare, unemployment and immigration, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

In June 2016, voters within the United Kingdom (the "UK") participated in a national referendum and voted in favor of leaving the European Union (the "EU"), an event widely referred to as "Brexit". Formal notification to the European Council required under Article 50 of the Treaty of Lisbon was made on March 29, 2017, following which the terms of exit were negotiated. Pursuant to an agreement between the UK and the EU, the UK left the EU on January 31, 2020. Following a transition period, the UK's post-Brexit trade agreement with the EU passed into law in December 2020 and went into effect on January 1, 2021. Brexit is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the EU, and those consequences include significant legal and business uncertainties. Due to the recent occurrence of these events, the full scope and nature of the potential political, regulatory, economic and market consequences are not known at this time and are unlikely to be known for a significant period of time; however, they could be significant, potentially resulting in a period of instability and market volatility. It is not possible to ascertain the precise impact these events may have on the Fund or the Investment Funds from an economic, financial, tax or regulatory perspective, but any such impact could have material consequences for the Fund and the Investment Funds.

Russia's large-scale invasion of Ukraine, and corresponding events since late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets.

Following Russia's actions, various governments, including the United States, issued broad-ranging economic sanctions against Russia, including, among other actions: (i) a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; (ii) the removal by certain countries and the EU of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic banking network that connects banks globally; and (iii) restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, and other actions, including cyberattacks, espionage, purchasing and financing restrictions, tariffs, boycotts or changes in consumer or purchaser preferences, as well as Russia's retaliatory responses, could have adverse consequences for the region, including significant, general negative economic impacts. Moreover, these events have had, and could continue to have, an adverse effect on global markets. The extent and duration of ongoing hostilities, sanctions and future local, regional or global market disruptions cannot be predicted, but could be significant.

The Fund should be considered a speculative investment, and you should invest in the Fund only if you can sustain a complete loss of your investment.

The Investment Funds' Use of Hedging Involves Risk of Loss

The Investment Funds may engage in hedging strategies, which use short sales, options, swaps, caps and floors, futures and forward contracts and other derivatives in an effort to protect assets from losses. Similarly, the Fund may, but is not required to, attempt to hedge against foreign currency risks through the use of derivatives. Hedging against a decline in the value of portfolio positions does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions' value. Such hedging transactions also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Investment Funds to hedge against a change or event at a price sufficient to protect against a decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible, or desirable, to hedge against certain changes or events at all. There can be no assurances that these hedging strategies will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions.

No assurance can be given that Investment Managers or the Adviser will employ hedging strategies with respect to all or any portion of a given Investment Fund's, or the Fund's, assets. To the extent that hedging transactions are effected, their success is dependent on each Investment Manager's, or the Adviser's, ability to correctly predict movements in the direction of currency or interest rates, the equity markets or sectors thereof or other events being hedged against. The Fund expects to use derivatives as a means to attempt to hedge against foreign currency risks. See "—The Fund's Use of Derivatives Involves Risks" below. While an Investment Manager may attempt to hedge against undesirable exposure, unanticipated changes in the markets and investments being hedged, or the nonoccurrence of events being hedged against, may result in poorer overall performance than if the Investment Manager had not engaged in any such hedge. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Investment Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Investment Managers from achieving the intended hedge or expose the Fund to additional risk of loss.

The Fund intends to limit investments in commodity futures, commodity options contracts and commodity-related swaps to below the de minimis thresholds (defined below) set forth in Rule 4.5 under the Commodity Exchange Act (the "CEA"). The Fund only will invest in such instruments so long as the aggregate amount of initial margin and premiums required to establish such positions, other than for bona fide hedging purposes, does not exceed 5% of the Fund's net asset value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, does not exceed 100% of the Fund's net asset value (after taking into account unrealized profits and unrealized losses on any such positions) (the "de minimis thresholds"). The Fund further intends to continue to rely on the no-action relief provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight ("Division") of the Commodity Futures Trading Commission (the "CFTC"). Pursuant to this letter, the Adviser is not required to register as a CPO under the CEA (with respect to the Fund), or rely on an exemption from registration, until the later of June 30, 2013 or six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds to fund-of-funds operators. As of the date of this Prospectus, the CFTC has not yet proposed any guidance regarding the application of the de minimis thresholds to fund-of-funds operators. If the Fund and the Adviser (with respect to the Fund) become subject to CFTC regulation, the Fund may incur additional compliance, operational and other expenses.

The Fund's Investment Strategies May Involve Risk of Loss

Some of the principal risks of the identified investment strategies are identified below. Depending on economic and market conditions, other risks may be present.

Long/Short Equity Strategies. As part of this strategy, an Investment Manager seeks to purchase undervalued securities and sell overvalued securities to generate returns and to hedge out some portion of the general market risk. These long and short positions may be completely unrelated. If the Investment Manager's analysis is incorrect or based on inaccurate information, these investments may result in significant losses to the Investment Fund. Since long/short equity strategies generally involve identifying securities that are undervalued (and, in the case of short positions, overvalued) by the marketplace, the success of the strategy necessarily depends upon the market eventually recognizing such value in the price of the security, which may not necessarily occur, or may occur over extended time frames that limit profitability. Positions may undergo significant short-term declines and experience considerable price volatility during these periods. In addition, long and short positions may or may not be correlated to each other. If the long and short positions are not correlated, it is possible to have investment losses in both the long and short sides of an Investment Fund's portfolio.

Additional Strategies. In addition, at any given time, the Fund may, in the Adviser's sole discretion, invest in Investment Funds that employ other investment strategies, including:

Relative Value Strategies. As part of these strategies, an Investment Manager may use substantial leverage in an attempt to capture relatively small mispricings between related securities. If the models the Investment Manager use incorrectly predict the behavior of the securities, significant losses may be experienced.

Merger Arbitrage/Event-Driven Strategies. As part of these strategies, an Investment Manager may invest in securities of issuers facing special situations, such as restructurings, spin-offs, liquidations or privatizations. Investments of this type involve substantial risks. The market prices of the securities of such issuers typically are subject to above average price volatility, the spread between the bid and asked prices of such securities may be greater than ordinarily expected and such securities may be thinly traded. The failure of the transaction to occur or occur at the anticipated time or upon the anticipated terms, can cause the value of the securities purchased to decline significantly. Additionally, Investment Managers may take an "activist" approach to such strategies, seeking to create a catalyst for stock price movement. Activist merger arbitrage/event-driven strategies may result in more concentrated portfolios, be longer term in nature and have a long-biased approach. Investment Funds pursuing such activist strategies generally will have significant market exposures at the security or industry level. Such Investment Funds also may incur additional expenses, including, but not limited to, attorney and proxy solicitation fees and printing, publishing and mailing expenses, which could be substantial.

Macro Strategies. The success of macro strategies will depend on an Investment Manager's ability to identify and exploit opportunities in global economies, some of which will result in an Investment Manager holding concentrated positions in a limited number of markets, which may expose those Investment Funds to a greater risk of loss than if they held positions in a broader range of markets. Investment Managers generally focus on underlying macro-economic fundamentals in developing their investment theses. There can be no assurance that such macro-economic fundamentals will prove to be correct.

Distressed Investing Strategies. As part of these strategies, the Investment Managers focus on financially distressed companies. The success of some Investment Funds' investment activities will depend on the Investment Managers' ability to identify and exploit inefficiencies in the high yield and distressed debt securities markets. Identification and exploitation of these opportunities involve uncertainty. Any one or all of the companies in which an Investment Manager may invest may be unsuccessful or not show any return for a considerable period of time. The equity securities of distressed companies may be highly illiquid and hard to value. Equity securities hold the most junior position in a distressed company's capital structure and are not secured by any specific collateral.

Funding a plan of reorganization involves additional risks, including risks associated with equity ownership in the reorganized entity. In any related reorganization or liquidation proceeding, the Investment Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. Where Investment Managers take control positions, serve on creditors' committees or otherwise take an active role in seeking to influence the management of the issuers of distressed securities, their Investment Funds may be subject to increased litigation risk resulting from their actions and they may obtain inside information that may restrict their ability to dispose of the distressed securities.

Among other risks, it frequently may be difficult to obtain accurate information as to the true condition of distressed issuers, and the ability of such entities to repay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. Judgments about the credit quality of the issuer and the relative value of its securities used to establish arbitrage positions may prove to be wrong. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy courts' power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities also are subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value and the Investment Managers' estimates of intrinsic value may be based on their views of market conditions, including interest rates, that may prove to be incorrect.

Emerging Market Strategies. These strategies involve purchasing securities of issuers located in emerging markets. Emerging market countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies. Many emerging countries providing investment opportunities for the Investment Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years, and resulting sharp, sustained declines in the value of their currencies and securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. Many issuers in these countries and the countries themselves have defaulted on their obligations.

The Incentive Allocations Charged by the Investment Managers May Create Incentives for Speculative Investment

Each Investment Manager generally charges the Fund an asset-based fee, and some or all of the Investment Managers receive incentive allocations. The asset-based fees of the Investment Managers generally are expected to range from 0.00% to 2.85% of net assets and the incentive allocations of the Investment Managers generally are expected to range from 0% to 30% of net profits, but may be greater or less in some cases. The Adviser also charges asset-based fees.

The incentive allocation that will be received by an Investment Manager may create an incentive for the Investment Manager to make investments that are riskier or more speculative than those that might have been made in the absence of the incentive allocation. Gain allocated to an Investment Manager with respect to the incentive allocation that is attributable to the sale or disposition of a capital asset will be recharacterized as short-term capital gain to the extent the capital asset giving rise to the gain has been held for a period of longer than one year but less than or equal to three years. Short-term capital gain is taxed at the higher ordinary income tax rates. As a result of this three-year holding period requirement, the interests of an Investment Manager and other investors in the Fund may not always be aligned with respect to the timing of the disposition of an investment, which timing could have an impact on investment performance. In addition, because the incentive allocation is calculated on a basis that includes realized and unrealized appreciation of an Investment Fund's assets, the allocation may be greater than if it were based solely on realized gains.

Investment Funds and Investment Managers May be Newly Organized

Some Investment Funds and Investment Managers may be newly organized and therefore may have no, or only limited, operating histories. However, the Adviser will endeavor to select Investment Managers whose principals have capital markets experience. There can be no assurance that the Adviser's assessments of Investment Managers, and, in turn, their assessments of the short-term or long-term prospects of investments, will prove accurate or that the Fund will achieve its investment objective.

The Investment Funds May Purchase Equity Securities Without Restriction as to Market Capitalization

Investment Managers generally may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies. The prices of the securities of some of these smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things.

The Fund's and the Investment Funds' Use of Short Selling is Highly Speculative

The Investment Managers and Investment Funds may engage in short-selling for hedging or non-hedging purposes. In addition, the Fund may engage in short-selling, although it presently does not intend to do so. To effect a short sale, the Fund or an Investment Fund will borrow a security from a brokerage firm, or other permissible financial intermediary, to make delivery to the buyer, with an obligation to replace the borrowed securities at a later date. The Fund or an Investment Fund then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Short-selling allows the investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. In certain circumstances, these techniques can substantially increase the impact of adverse price movements on the Fund's or an Investment Fund's portfolio. A short sale of a security involves the theoretical risk of an unlimited increase in the market price of the security, which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Short selling is a speculative investment technique that involves expenses to the Investment Funds and the following additional risks:

●	While the potential gain on a short sale is limited, the loss is theoretically unlimited.

●	It can increase the effect of adverse price movements on an Investment Fund's portfolio.

●	The Investment Fund may not be able to close out a short position at any particular time or at the desired price.

●	The Investment Fund may be subject to a "short squeeze" when other short sellers desire to replace a borrowed security at the same time as the Investment Fund, thus increasing the price the Investment Fund may have to pay for the security and causing the Investment Fund to incur losses on the position.

●	If the market for smaller capitalization or foreign companies becomes illiquid, the Investment Fund may be unable to obtain securities to cover short positions.

●	Certain foreign markets may limit the Investment Fund's ability to short stocks.

Short sale transactions have been subject to increased regulatory scrutiny, including the imposition of restrictions on short selling certain securities and reporting requirements. The Investment Funds' ability to execute a short selling strategy may be materially adversely impacted by rules, interpretations, prohibitions and restrictions on short selling activity adopted by regulatory authorities, including the SEC, its foreign counterparts, other government authorities or self-regulatory organizations. Such restrictions and prohibitions may be imposed with little or no advance notice and may impact prior trading activities of the Investment Funds. In addition, the Fund will be required to comply with Rule 18f-4 under the Investment Company Act to the extent it directly engages in any short sale transactions.

The Investment Funds' Foreign Investments Involve Risk of Loss

One or more Investment Funds may invest in the securities of foreign issuers, including those in emerging markets, and in depositary receipts, such as American Depositary Receipts (ADRs). Certain Investment Funds may be denominated in non-U.S. currencies. Foreign securities in which an Investment Manager may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Foreign investments face specific risks, which include:

●	unfavorable changes in currency rates and exchange control regulations;

●	restrictions on, and costs associated with, the exchange of currencies and the repatriation of capital;

●	reduced availability of information regarding foreign companies;

●	different accounting, auditing, financial and legal standards and possibly less stringent reporting standards and requirements;

●	reduced liquidity and greater volatility;

●	increased brokerage commissions and custody fees;

●	securities markets that are less developed than in the United States may suffer from periods of relative illiquidity, and may be subject to a lesser degree of supervision and regulation than securities markets in the United States;

●	foreign withholding and other taxes;

●	delays in settling securities transactions;

●	threat of nationalization and expropriation and confiscatory taxation;

●	limits on the amounts of investment by foreign persons in particular issuers;

●	limits on the investment by foreign persons to specific classes of securities with less advantageous rights;

●	general social, political and economic instability and adverse diplomatic developments; and

●	the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility.

These risks may be heightened for investments in obligations of companies that are experiencing financial difficulties. In addition, the bankruptcy, reorganization or similar laws and regulations affecting these foreign companies may be less favorable than those affecting U.S. companies and, therefore, the ability of an Investment Fund to realize on its investments in foreign companies may be adversely affected.

In addition to the risks associated with investments in foreign securities generally, investments in securities located in particular regions or countries with emerging markets may face additional risks. See "—Emerging Markets Risk."

Emerging Markets Risk

Because Investment Managers may purchase obligations of companies worldwide, they may purchase obligations of issuers located in emerging countries. Emerging countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of emerging countries may be more volatile than the markets of more mature economies. Many emerging countries providing investment opportunities have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

In addition to the risks associated with investments in foreign securities generally, investments in securities located in particular regions or countries with emerging markets may face the following additional risks, among others:

●	inflation and rapid fluctuations in inflation;

●	high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries;

●	high concentration of investors and financial intermediaries;

●	overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and

●	overburdened infrastructure and obsolete or unseasoned financial systems.

The Fund's Use of Derivatives Involves Risks

The Fund expects to use derivatives as a means to attempt to hedge against foreign currency risks. The Adviser believes that it will utilize principally forward currency exchange contracts, although it may also utilize put options and futures contracts.

Forward currency exchange contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. The Fund may use forward currency exchange contracts for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, as Investment Funds may invest in instruments denominated in currencies other than the U.S. dollar and certain Investment Funds may be denominated in non-U.S. currencies. This hedging technique would allow the Adviser to "lock in" the U.S. dollar price of the security. The Fund also may use forward contracts to attempt to protect the value of an Investment Fund's holdings of foreign securities. There may be, however, imperfect correlation between an Investment Fund's foreign securities holdings and the forward contracts entered into by the Fund with respect to such holdings.

Options transactions may be effected on securities exchanges or in the over-the-counter market. When put options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trade may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trade, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser's ability to predict correctly movements in the direction of the relevant market.

There can be no assurance that the Fund will utilize such derivatives or that the use of such derivatives will be successful.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

The Investment Funds' Use of Derivatives Involves Risk

Some of the Investment Funds may invest in, or enter into, derivatives, including options, swaps, swaptions, futures and forward agreements, for investment or hedging purposes. The use of these instruments involves the following risks, among others:

●	Derivatives can be volatile.

●	Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Investment Fund's performance.

●	The market for any derivative is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

●	Entering into derivatives in foreign markets may involve more risk than entering into domestic transactions.

●	Certain derivatives, such as swaps, involve the assumption of the credit risk of the counterparty to the transactions.

The stability and liquidity of derivatives depend in large part on the creditworthiness of the parties to the transactions. It is expected that each Investment Manager will monitor on an ongoing basis the creditworthiness of firms with which it will enter into derivatives. If there is a default by the counterparty to such transaction, the applicable Investment Manager will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs that could result in the net asset value of the Investment Fund (and thus the Fund) being less than if such Investment Manager had not entered into the transaction. Furthermore, there is a risk that a counterparty could become insolvent. If one or more of an Investment Manager's counterparties (e.g., prime broker or broker-dealer) were to become insolvent or the subject of liquidation proceedings in the United States, there exists the risk that the recovery of such Investment Manager's fund's securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

In addition, the Investment Managers may use counterparties located in various jurisdictions outside the United States. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Investment Funds' assets are subject to substantial limitations and uncertainties.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss

The Fund and Investment Funds may borrow money for investment and other purposes, and may directly or indirectly borrow funds from brokerage firms and banks. The Fund intends to borrow temporarily only for investment purposes and to meet requests for tenders. Borrowing for investment purposes, which is known as "leverage," is a speculative investment technique and involves risks and has the effect of potentially increasing losses. In addition, Investment Funds may leverage their investment returns with options, swaps, forwards, short selling and other derivatives.

Although leverage will increase investment return if the Fund or an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of such funds, using leverage will decrease investment return if the Fund or such Investment Fund fails to earn as much on such investments as it pays for the use of such funds. Using leverage, therefore, will magnify the volatility of the value of the Fund's or such Investment Fund's portfolio. If the Fund's or an Investment Fund's portfolio securities decline in value, it could be required to deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in the aggregate value of the Fund's or an Investment Fund's assets, whether resulting from changes in market value or from redemptions, it might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund or an Investment Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Any event that adversely affects the value of an investment would be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage by the Fund or an Investment Fund, directly or indirectly, could result in a loss to the Fund that would be greater than if leverage were not employed. In addition, to the extent that the Fund or Investment Funds borrow funds, the rates at which they can borrow will affect the operating results of the Fund.

In addition, the Investment Funds' anticipated use of short-term margin borrowings will generally result in certain additional risks to the Fund. For example, should the securities that are pledged to brokers to secure the Investment Funds' margin accounts decline in value, or should brokers from which the Investment Funds have borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then the Investment Funds could be subject to "margin calls," pursuant to which the Investment Funds must either deposit additional funds with their brokers or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of the assets of an Investment Fund, the Investment Fund might not be able to liquidate assets quickly enough to pay off the margin debt and might suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

With respect to borrowings by the Fund, the Investment Company Act limits the amount the Fund can borrow by imposing an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the "Asset Coverage Requirement"). This means that the value of the Fund's total indebtedness may not exceed one-third of the value of its total assets, including the proceeds of such indebtedness, measured at the time the Fund incurs the indebtedness.

Investment Funds May Be Concentrated or Invest Significantly in Volatile Sectors

One or more Investment Managers, from time to time, may invest a substantial portion of its Investment Fund's assets in an industry sector, in only a limited number of issuers or, in certain cases, in securities of a single issuer. As a result, the investment portfolios of these Investment Funds (as well as the Fund's portfolio) may be subject to greater risk and volatility than if investments had been made in a broader range of issuers. In addition, an Investment Fund's emphasis in a particular sector or issuer may be especially volatile. To the extent that an Investment Fund concentrates its portfolio in a single industry, in a limited number of issuers or in securities of only a single issuer, the risk of any investment decision is increased.

Investors Have Only Limited Liquidity

The Fund is a closed-end investment company designed primarily for long-term investors. Interests in the Fund are not traded on any securities exchange or other market. Interests are not transferable, except by operation of law upon the death, bankruptcy, insolvency or dissolution of an investor or otherwise only with the consent of the Board (which consent may be withheld in the Board's sole and absolute discretion), and liquidity will be provided only through limited repurchase offers. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from investors on a quarterly basis. The LLC Agreement provides that the Fund will be dissolved if the Interest of any investor that has submitted a written request, in accordance with the terms of the LLC Agreement, to tender its entire Interest for repurchase by the Fund has not been repurchased within a period of two years of such request.

The Fund's repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been, if sufficient additional Interests are not sold. Therefore, it may force the Fund to sell assets (i.e., interests in Investment Funds) it otherwise would not sell. It also may reduce the investment opportunities available to the Fund and cause its expense ratio to increase. The Fund likely will sell its more liquid assets first to satisfy repurchase requests, thus increasing its concentration in less liquid securities.

The Fund May Borrow Money

The Fund may borrow money temporarily to fund investments in certain Investment Managers, subject to the lender's terms, or in connection with repurchases of, or tenders for, the Fund's Interests. The Fund, along with several other funds advised by the Adviser, is party to the Credit Agreement, under which the Fund may borrow from time to time on a revolving basis at any time up to $22,000,000.

If the Fund borrows money, its net asset value may be subject to greater fluctuation until the borrowing is repaid and, therefore, the risks of leverage described under "—The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss" will be present. The Fund would expect to repay leverage used to fund investments by selling its interests in Investment Funds. If the Fund were unable to sell a sufficient value of interests in Investment Funds to repay these borrowings, the Fund could reduce its leverage by using the proceeds of subsequent offerings of Interests. Because many Investment Funds use leverage as part of their investment strategy, the Fund's use of leverage to purchase these Investment Funds will magnify the potential volatility of the value of the Fund's Interests.

Borrowings by the Fund, if any, may be made on a secured basis. The Fund's custodian will then either segregate the assets securing the Fund's borrowings for the benefit of the Fund's lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lender will have the right, through the Fund's custodian, to redeem the Fund's investments in Investment Funds without consideration of whether doing so would be in the best interests of the Fund's investors. The rights of any lender to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund's investors, and the terms of the Fund's borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. Additionally, the Fund must comply with the Asset Coverage Requirement. See "—The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss."

The Fund is Non-Diversified

The Fund is classified as a "non-diversified" management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its Interests. In general, the Fund will limit to less than 25% of its assets its investment in any one Investment Fund.

Restricted and Illiquid Investments Involve the Risk of Loss

The Investment Managers may invest without limitation in restricted securities and other investments that are illiquid, which may include private placements in public equity securities (PIPEs). Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.

Where registration is required to sell a security, an Investment Manager may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Investment Manager may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Investment Manager might obtain a less favorable price than the prevailing price when it decided to sell. Investment Managers may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities. An Investment Fund's portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

Some of the Investment Funds may invest all or a portion of their assets in private placements that may be illiquid. Some of these investments are held in so-called side pockets, which are sub-funds within the Investment Funds, that provide for their separate liquidation over a much longer period than an investment in the Investment Fund. Were the Fund to seek to liquidate its investment in an Investment Fund that maintains these investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. During the period until the Fund fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. The Fund expects that the number of side pocket investments in which it will participate will be minimal under normal market conditions.

The Fund's repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund's ability to make withdrawals from Investment Funds, which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Investment Managers permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Investment Funds, under certain circumstances, may impose limits (known as "gates") on the aggregate amount that an investor or all investors in the Investment Fund may withdraw on any single withdrawal date, and (iii) the Investment Funds' portfolios may include investments that are difficult to value and that may only be able to be disposed of by the Investment Managers at substantial discounts or losses.

In addition, the Fund's interests in the Investment Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Investment Fund pursuant to limited withdrawal rights. Some Investment Funds also may suspend the redemption rights of their investors, including the Fund, from time to time. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time.

Conflicts of Interest

The Adviser and its affiliates manage the assets of registered investment companies, private investment funds and individual accounts (excluding the Fund, collectively, "Adviser Clients"). The Fund has no interest in these activities. In addition, the Adviser, its affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest.

The Adviser or its affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for itself or its officers, directors, partners, members or employees, but not for the Fund. Situations also may arise in which the Adviser, its affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund.

Investment research and due diligence are generally discussed among portfolio managers and other senior personnel of the Adviser and its affiliates. However, investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Investment Fund as an Adviser Client, the opportunity will be allocated fairly and equitably in accordance with the Adviser's allocation policies and procedures. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all investments. In some cases, this process may adversely affect the amount the Fund will be able to invest in an Investment Fund. In other cases, the Fund may invest in a manner opposite to that of Adviser Clients—i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa. However, the Adviser will seek to resolve such conflicts in a fair and equitable manner and believes that such risks are mitigated by its allocation policies and procedures.

While the Adviser will seek to ensure that neither the Fund nor any Adviser Client will be systematically disadvantaged by the aggregation, placement and allocation of orders and investments, situations may arise in which the investment activities of Adviser Clients, the Adviser, its affiliates and any of their respective officers, directors, partners, members or employees disadvantage the Fund. Such situations may be based on, among other things: (i) restrictions under the Investment Company Act and other laws regarding the combined size of positions that may be taken in an Investment Fund by the Fund and Adviser Clients, thereby limiting the size of the Fund's position in such Investment Fund; (ii) the difficulty of withdrawing from an Investment Fund where the market cannot absorb the sale of the combined positions of the Fund and the Adviser Clients; and (iii) the determination that a particular investment is warranted only if hedged with an option or other instrument.

The officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and its officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

The Distributor or its affiliates may provide brokerage, placement, investment banking and other financial or advisory services from time to time to one or more accounts or entities managed by the Investment Managers or their affiliates, including the Investment Funds, and receive compensation for providing these services. These relationships could preclude the Fund from engaging in certain transactions and could constrain the Fund's investment flexibility. (All Investment Funds and other accounts managed by the Investment Managers or their affiliates are referred to collectively as the "Investment Manager Accounts.") Investment Managers may receive research products and services in connection with the brokerage services that the Adviser and its affiliates may provide from time to time to one or more Investment Manager Accounts or to the Fund.

UBS or its affiliates may lend to issuers whose securities are owned by the Fund or by the Investment Funds, or to affiliates of those issuers, or may receive guarantees from the issuers of those securities. In making and administering such loans, UBS or its affiliates may take actions, including restructuring a loan, foreclosing on the loan, requiring additional collateral from an issuer, charging significant fees and interest to the issuer, placing the issuer in bankruptcy, or demanding payment on a loan guarantee, that may be contrary to the interests of the Fund. If that happens, the security issued by the borrower or the guarantor or the affiliate that is owned by the Fund or the Investment Funds may lose some or all of its value.

Tax Risks

The Fund intends to be treated, and believes that it qualifies for treatment, as a partnership for U.S. federal income tax purposes. Accordingly, the Fund generally should not be subject to U.S. federal income tax, and each investor will be required to report on its own annual tax return its distributive share of the Fund's taxable income or loss for each year, whether or not the Fund makes any distributions in that year. If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation, the taxable income of the Fund would be subject to two levels of taxation, since such income would be subject to U.S. federal corporate income tax. In addition, distributions of profits from the Fund would be treated as dividends subject to each investor's applicable U.S. federal income tax rate.

Because, among other reasons, the Investment Funds and the Fund may use leverage, a tax-exempt investor may incur income tax liability to the extent the transactions are treated as giving rise to UBTI. A tax-exempt investor (including an IRA) may be required to make payments, including estimated payments, and file an income tax return for any taxable year in which it has UBTI. To file the return, it may be necessary for the tax-exempt investor to obtain an Employer Identification Number.

Distributions to Investors and Payment of Tax Liability

The Fund does not intend to make periodic distributions of its net income or gains, if any, to investors. Investors will nevertheless be required each year to pay applicable U.S. federal, state and local income taxes on their respective share of the Fund's taxable income, and generally will have to pay these taxes from sources other than Fund distributions. The amount and times of distributions, if any, will be determined in the sole discretion of the Board.

Cybersecurity Risk

The Fund and its service providers, as well as the Investment Funds and their service providers, are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Distributor, BNY or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund's ability to calculate its net asset value; (iii) impediments to the Fund's trading activities; (iv) the inability of investors to transact business with the Fund; (v) violations of applicable privacy, data security or other laws; (vi) regulatory fines and penalties; (vii) reputational damage; (viii) reimbursement or other compensation or remediation costs; (ix) legal fees; or (x) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting underlying Investment Funds, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

Employing Fund Of Funds Strategy Involves Risks Not Present In Direct Investment Programs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Employing a "Fund of Funds" Strategy Involves Risks Not Present in Direct Investment Programs

Identifying the appropriate investment strategies, Investment Managers and suitable Investment Funds is difficult and involves a high degree of uncertainty. In addition, certain Investment Funds, from time to time, are oversubscribed or closed, and it may not be possible to make investments that have been identified as attractive opportunities. The success of the Fund depends in large part upon the ability of the Adviser and the Investment Managers to develop and implement investment strategies that achieve the Fund's investment objectives. See "—Conflicts of Interest." In addition, although the Adviser expects to monitor the Investment Managers to which the Fund allocates its capital, it is always possible that a number of the Investment Managers might take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund's investment goal.

While the Fund may invest in registered investment companies, the Investment Funds generally will not be registered as investment companies under the Investment Company Act. Therefore, despite the fact that the Fund itself is registered under the Investment Company Act, as an investor in Investment Funds, the Fund will not be able to avail itself of the protections afforded by the Investment Company Act to investors in registered investment companies, such as the limitations applicable to the use of leverage and the requirements concerning custody of assets, composition of boards of directors and approvals of investment advisory arrangements. Market conditions and trading approaches are continually changing, and a particular Investment Manager's past successful performance may be largely irrelevant to such Investment Manager's prospects for future profitability.

The Investment Company Act provides that securities for which market quotations are "readily available" must be valued at market value, and all other securities and other assets must be valued at "fair value" in accordance with requirements under the Investment Company Act. The Board has approved procedures pursuant to which the Fund values its investments (the "Valuation Procedures"), and has designated the Adviser as the Board's "valuation designee" (as defined in Rule 2a-5 under the Investment Company Act) to determine fair value in good faith for all Fund investments for which market quotations are not readily available. The Adviser generally values the Fund's investment in Investment Funds using the "practical expedient," in accordance with Accounting Standards Codification ("ASC") Topic 820, based on the valuation provided to the Adviser by an Investment Fund in accordance with the Investment Fund's own valuation policies, provided that the Investment Fund falls within the scope of ASC 946. Although the Adviser will receive detailed information from each Investment Manager regarding its historical performance and investment strategy, in most cases the Adviser has little or no means of independently verifying this information. In addition, certain securities in which an Investment Fund may invest may not have a readily ascertainable market price. Such securities will generally be valued by Investment Managers, which valuation will be conclusive with respect to the Investment Fund, even though such Investment Managers may face a conflict of interest in valuing such securities because the value thereof will affect their compensation. The Fund may rely on estimates of the value of these investments when calculating its net asset value. The Fund may suspend the calculation of its net asset value during periods when an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, and at any other time determined by the Board.

In addition, the valuation of the Fund's investment in an Investment Fund, as determined under the Valuation Procedures, may under certain circumstances vary from the valuation provided by the Investment Manager of that Investment Fund. See "Calculation of Net Asset Value." Investors should recognize that valuations of illiquid securities, such as interests in Investment Funds, involve various judgments and consideration of factors that may be subjective. As a result, the net asset value of the Fund, as determined based on the fair value of its interests in Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Investment Funds. In addition, the Investment Funds may not always be able to readily provide the Fund with their finalized net asset values in advance of a purchase or withdrawal. In such an event, it may be necessary for the Fund to rely on an estimate of the net asset value provided by the Investment Funds. The Adviser will attempt to resolve any discrepancies between valuations assigned by an Investment Manager and fair value as determined by the Adviser and BNY by seeking information from the Investment Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund's investment in accordance with the Valuation Procedures.

An Investment Manager may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. The investment strategies and styles used by an Investment Manager are subject to change without notice. For information about an Investment Fund's net asset value and portfolio composition, the Adviser is dependent on information provided by the Investment Funds, which if inaccurate could adversely affect the Adviser's ability to manage the Fund's investment portfolio in accordance with its investment objective and to value accurately the Fund's Interests. Investors in the Fund have no individual right to receive information about the Investment Funds or the Investment Managers, will not be investors in the Investment Funds and will have no rights with respect to or standing with or recourse against the Investment Funds, Investment Managers or any of their affiliates.

The Adviser will not have any control over the investments made by Investment Managers. The Adviser may, however, reallocate the Fund's investments among the Investment Funds, but the Adviser's ability to do so may be constrained by the withdrawal limitations imposed by the Investment Funds. These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should an Investment Manager fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser's ability to terminate investments in Investment Funds that are poorly performing or have otherwise had adverse changes. In addition, at times when Investment Funds offer limited availability to investors, the Adviser may allocate such limited availability among and between multiple entities managed by it or its affiliates, resulting in a Fund portfolio that differs from the portfolio that might result if the Adviser only managed the Fund. Although the Adviser intends to use certain criteria in evaluating and monitoring Investment Funds, there is no assurance that the Adviser will use the same criteria for all Investment Funds. Although the Adviser employs a due diligence process to review each Investment Manager's back office and accounting systems and obtains third party verifications and background checks, there is no assurance that such efforts will detect fraud, malfeasance, inadequate back office systems or other flaws or problems with respect to the Investment Manager's operations and activities.

An investor who meets the conditions imposed by the Investment Managers can invest directly with the Investment Managers. These conditions include investment minimums that may be considerably higher than the Fund's stated minimum investment. By investing in the Investment Funds indirectly through the Fund, the investor bears two layers of asset-based fees and expenses—at the Fund level and the Investment Fund level—and incentive allocations at the Investment Fund level. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Investment Manager or Investment Fund. The Fund may also invest in Investment Funds that invest in other investment vehicles, thereby subjecting the Fund, and Fund investors, to an additional level of fees. In the aggregate, these fees and expenses can be substantial and will adversely affect the value of any investment in the Fund. The Investment Funds also may have high portfolio turnover rates (i.e., 100% or higher), which may result in higher brokerage commissions and, therefore, lower investment returns.

Each Investment Manager will receive any incentive allocations to which it is entitled irrespective of the performance of the other Investment Managers and the Fund generally. Accordingly, an Investment Manager may receive an incentive allocation from an Investment Fund, and thus indirectly from the Fund's investors, for positive performance of the Investment Fund, even if the Fund's returns are negative. Investment decisions of the Investment Funds are made by the Investment Managers entirely independent of the Adviser and of each other. As a result, at any particular time, one Investment Fund may be purchasing securities of an issuer whose securities are being sold by another Investment Fund. Consequently, the Fund could incur indirectly certain transaction costs without accomplishing any net investment result. Similarly, the use of multiple Investment Managers may cause one or more Investment Funds to hold opposite positions in securities of issuers, thereby decreasing or eliminating the possibility of positive returns from such an investment.

Each Investment Manager has exclusive responsibility for making trading decisions on behalf of its Investment Fund. The Investment Managers also manage other accounts (including funds and accounts in which the same Investment Managers may have ownership interests) that, together with accounts already managed by such Investment Managers, could compete for the same trades an Investment Manager might otherwise make on behalf of the Fund, including competition for priority of order entry.

The Investment Managers have varying levels of experience. The Investment Managers and their principals may employ trading methods and policies that may differ from those of other Investment Managers, and that may deviate from the Adviser's expectations concerning such methods and policies. Therefore, the results of any Investment Manager's investments on behalf of the Fund may differ from those of the other accounts operated by the Investment Managers and from results anticipated by the Fund's models and projections.

Investment Managers are subject to various risks, including, but not limited to, operational risks such as the ability to provide an adequate operating environment for an Investment Fund such as back office functions, trade processing, accounting, administration, risk management, valuation services and reporting. Operational risks also include, for example, mistakes made in the confirmation or settlement of transactions, transactions not being properly booked, evaluated or accounted for or other similar disruptions in an Investment Fund's operations that may cause an Investment Fund to suffer financial loss, disruption of its businesses, liability to clients or third parties, regulatory intervention or reputational damage. Investment Managers may also face competition from other investment funds that may be more established and have larger capital bases and have larger numbers of qualified management and technical personnel. Additionally, certain Investment Managers may pursue over time different investment strategies that may limit the Fund's ability to assess an Investment Manager's ability to achieve its long-term investment objective. Furthermore, an Investment Manager may face additional risks as the assets of an Investment Fund increase over time. In such instances, an Investment Manager may be unable to manage an Investment Fund's increased assets effectively because it may be unable to maintain the Investment Fund's current investment strategy or find the types of investments better suited for an Investment Fund with an increased capital basis.

The Fund seeks to allocate its assets among various Investment Managers. Such dispersion may not be achieved as a result of insufficient investment opportunities or insufficient investable assets as a result of insufficient subscriptions or withdrawals by investors. Although the dispersion of the Fund's investments is intended to reduce the Fund's exposure to adverse events associated with specific issuers or industries, the number of investments by Investment Funds will be limited, and the portfolios of some Investment Funds may be highly concentrated in particular companies, industries or countries. Moreover, in certain cases an Investment Fund's portfolio may only consist of securities of a single issuer. As a consequence, the Fund's returns as a whole may be adversely affected by the unfavorable performance of even a single investment by an Investment Fund.

Since the Fund may make additional investments in the Investment Funds only at certain times pursuant to limitations set forth in the governing agreements of the Investment Funds, the Fund from time to time may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months.

Generally, Investment Funds are permitted to redeem their securities in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in an Investment Fund, the Fund may receive securities that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities at a time and in a manner that is in the best interests of the Fund.

Like an investment in the Fund, investments in the Investment Funds generally will be illiquid. The governing instruments of each Investment Fund likely will have provisions restricting both the transferability of an investor's interest and the ability of any investor to withdraw its investment in certain circumstances. Additionally, Investment Funds may charge fees in respect of withdrawals or redemptions, and may suspend the redemption rights of their investors, including the Fund, from time to time. Certain Investment Funds have limitations on the ability to withdraw or redeem assets, and, under certain circumstances, may impose limits (known as "gates") on the aggregate amount that an investor, or all investors, in an Investment Fund may withdraw on a single withdrawal date, and some Investment Funds will not have withdrawal periods that coincide with those of the Fund. As a result, the liquidity of the Fund's Interests may be adversely affected and the Fund may manage its investment program differently than if it were able to withdraw monies from each Investment Fund at the same time it desires to provide liquidity to its investors. In addition, Investment Funds may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and an Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Some Investment Funds that invest a high percentage of their assets in illiquid investments may experience difficulty in meeting redemption requests and may also not be able to meet redemption requests through distributions in kind. In such circumstances, the Fund's ability to provide liquidity to investors could be adversely affected.

For the Fund to complete its tax reporting requirements, it must receive information on a timely basis from the Investment Managers. It is possible, however, that one or more Investment Managers will delay in providing this information. As a result, it is possible that the Fund may be unable to provide tax information to investors without significant delays and investors likely will need to seek extensions on the time to file their tax returns at the federal, state and local level.

A noncorporate investor's share of the Fund's investment expenses may be subject to certain limitations on deductibility for regular U.S. federal income tax purposes. For a more detailed discussion of the limitations on deductibility of investment expenses, see "Tax Aspects" in the Fund's SAI.

The Fund may be required to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, breaches of representations and warranties included in the Investment Fund's subscription documents and certain acts or omissions relating to the offer or sale of the Fund's Interests, or from liability of an Investment Fund or an Investment Manager to a service provider arising out of the same breach. Investors may be exposed, indirectly, to these indemnification obligations.

Investments In Non Voting Stock Inability To Vote [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Investments in Non-Voting Stock; Inability to Vote

The Fund intends to purchase non-voting securities of, or contractually forego the right to vote in respect of, an Investment Fund in order to avoid becoming (i) an "affiliated person" of any Investment Fund within the meaning of the Investment Company Act and (ii) subject to the Investment Company Act limitations and prohibitions on transactions with affiliated persons. For any Investment Fund where the Fund would be unable to do either of the foregoing (and the Fund does not anticipate that it would not be able to do so), it intends to limit its holdings of the Investment Fund to less than 5% of the Investment Fund's voting securities. See "Investment Program—Investment Objective and Policies."

The Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. This result would be accomplished through a written agreement between the Fund and the Investment Fund, whereby the Fund irrevocably foregoes the right to vote in a manner that legally binds both the Fund and all subsequent holders, and the Investment Fund is granted the right to enjoin any holder from voting. Such an agreement also will include a statement of the parties' intention that the agreement should be interpreted broadly to effect the parties' desire that the Fund's interest be identical to that of a separate non-voting class. In each instance, the Adviser will determine if the Fund will waive the Fund's voting rights, and will consider only the interests of the Fund and not the interests of the Adviser or those of the Adviser's other clients. The Fund will not receive any consideration in return for entering into a waiver arrangement. Any such arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of an Investment Fund that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an "affiliate" of the Investment Fund within the meaning of the Investment Company Act.

To the extent the Fund purchases non-voting securities of, or contractually foregoes the right to vote in respect of, an Investment Fund, it will not be able to vote on matters that require the approval of the limited partners of the Investment Fund, including a matter that could be adverse to the Fund's interests, such as changes to the Investment Fund's investment objective or policies or the termination of the Investment Fund. As a result, the Fund's influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its investors.

Business And Regulatory Risks Of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund's investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund. These factors may affect, among other things, the level of volatility of securities' prices, the liquidity of the Investment Funds' investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund's profitability or result in significant losses. Additionally, the regulatory environment for Investment Funds is evolving, and changes in the regulation of Investment Funds may adversely affect the value of investments held by the Fund and the ability of the Fund successfully to pursue its investment strategy. In addition, the securities, commodities and futures markets are subject to comprehensive statutes, regulations and margin requirements. Additionally, the regulation of derivative transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action. In particular, Congress has held hearings regarding taxation and regulatory policy as it relates to leveraged investors, tax-exempt investors and hedge funds, and the SEC has engaged in a general investigation of hedge funds that has resulted in increased regulatory oversight and other legislation and regulation relating to hedge fund managers, hedge funds and funds of hedge funds. The effect of any future regulatory change on the Fund could be substantial and adverse.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, bank ownership of and involvement with private funds, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund or investments made by the Fund. There can be no assurance that such regulation will not have a material adverse effect on the Fund and the Investment Funds, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund and the Investment Funds to achieve their investment objectives. In addition, greater regulatory scrutiny may increase the Fund's and the Adviser's exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Act created the Financial Stability Oversight Council (the "FSOC"), an interagency body charged with identifying and monitoring systemic risks to financial markets. The FSOC has the authority to require that non-bank financial companies that are "predominantly engaged in financial activities," such as the Fund, the Adviser, Investment Funds and Investment Managers, whose failure the FSOC determines would pose systemic risk, be placed under the supervision of the Board of Governors of the Federal Reserve System (the "Federal Reserve"). The FSOC has the authority to recommend that the Federal Reserve adopt more stringent prudential standards and reporting and disclosure requirements for non-bank financial companies supervised by the Federal Reserve. Such disclosure requirements may include the disclosure of the identity of investors in private investment funds such as the Investment Funds. The FSOC also has the authority to make recommendations to the Federal Reserve on various other matters that may affect the Fund and/or Investment Funds, including requiring financial firms to submit resolution plans, mandating credit exposure reports, establishing concentration limits, and limiting short-term debt. The FSOC also may recommend that other federal financial regulators impose more stringent regulation upon, or ban altogether, financial activities of any financial firm that poses what it determines are significant risks to the financial system. In the event that the FSOC designates the Fund or an Investment Fund as a systemic risk to be placed under the Federal Reserve's supervision, the Fund or the Investment Fund could face stricter prudential standards, including risk-based capital requirements, leverage limits, liquidity requirements, concentration requirements and overall risk management requirements, among other restrictions. Such requirements could hinder the Fund's and/or an Investment Fund's ability to meet its investment objective and may place the Fund or an Investment Fund at a disadvantage with respect to its competitors.

Investment Funds and Investment Managers may face additional reporting and recordkeeping requirements. Under the Dodd-Frank Act, advisers to private funds are required to maintain records regarding private funds that include a description of: amount of assets under management and use of leverage, including off-balance-sheet leverage; counterparty credit risk exposure; trading and investment positions; valuation policies and practices; types of assets held; side arrangements or side letters whereby certain investors obtain more favorable rights than other investors; trading practices; and such other information as the SEC determines is necessary and appropriate in the public interest and for the protection of investors or for the assessment of systemic risk. Investment Funds' adherence to these recordkeeping and reporting requirements may indirectly increase Fund expenses.

Additionally, the Adviser is a "banking entity" for purposes of the "Volcker Rule" contained in Section 619 of the Dodd-Frank Act. The Volcker Rule limits the ability of (i) banking entities, including the Adviser, to sponsor, invest in or serve as investment adviser of hedge funds and private equity funds (collectively, "Covered Funds"), and (ii) the Adviser or any of its affiliates to engage in certain transactions with Covered Funds. While registered investment companies are excluded from the definition of a Covered Fund, the Volcker Rule could have a negative effect on market liquidity, which may adversely affect the Funds.

The Adviser, UBS and their affiliates are subject to certain U.S. and non-U.S. banking laws, including the U.S. Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Federal Reserve. The BHCA and other applicable banking laws, rules, regulations, guidelines and the interpretations thereof by the staff of the regulatory agencies which administer them, may restrict the transactions and relationships between the Adviser, UBS and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments, activities and transactions by the Fund. It is not expected that the BHCA, or other existing U.S. banking laws or existing regulations, would materially adversely affect the Fund. There can be no assurance, however, that any changes in U.S. bank regulatory requirements would not have a material adverse effect on the Fund's investment program or performance. See "BHCA Considerations" in the Fund's SAI.

Rule 18f-4 under the Investment Company Act, adopted by the SEC in October 2020, governs the use of derivatives and other transactions by registered investment companies and business development companies. Notwithstanding the prohibitions and restrictions on the issuance of senior securities under Section 18 of the Investment Company Act, under Rule 18f-4, a closed-end fund that uses derivatives and certain other related instruments and does not qualify as a "limited derivatives user" (as defined in Rule 18f-4) must establish a comprehensive derivatives risk management program and comply with certain value-at-risk leverage limits, requirements and compliance and disclosure obligations. The Fund intends to operate in a manner so as to qualify as a "limited derivatives user" and has adopted policies and procedures that are reasonably designed to manage its derivatives risk in compliance with Rule 18f-4. While the extent of the impact of these regulations, the compliance date of which was August 19, 2022, on the Fund remains uncertain, such regulations could limit or restrict the ability of the Fund to use certain derivatives, increase the compliance and other costs of using these instruments or make them less effective. The Fund, however, expects to use derivatives only as a means to attempt to hedge against foreign currency risks, and presently does not intend to sell securities short. The Adviser will continue to seek to manage the Fund's portfolio in a manner consistent with achieving the Fund's investment objective; however, there can be no assurance that the Adviser will be successful in doing so.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Market Disruption and Geopolitical Risk

Market risks, including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund's investments in Investment Funds and the Fund's underlying investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect Investment Managers, Investment Funds and issuers, which could adversely affect the Fund. Stock prices may experience greater volatility during periods of challenging market conditions, and there can be severe limitations on an investor's ability to sell certain debt securities, including those that are of higher credit quality, during a period of reduced credit market liquidity. As a result, during these periods, the Fund's net asset value will fluctuate. You may experience a significant decline in the value of your investment and could lose money.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments were to adversely interrupt the global supply chain, which could affect companies worldwide. The Adviser's business activities, as well as the activities of the Fund, the Investment Funds and their operations and investments, could be materially adversely affected by outbreaks of disease, epidemics and public health issues, which can exacerbate pre-existing political, social and economic risks in certain countries or regions and trigger a prolonged period of global economic slowdown. A recent example includes pandemic risks related to COVID-19—notably, the significant negative impact of COVID-19 on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by (i) governments, including closing borders, restricting travel and imposing prolonged quarantines of, or similar restrictions on, large populations, and (ii) businesses, including forced or voluntary closures, changes to operations and reductions of staff. Although the long-term effects of COVID-19 (and the actions and measures taken worldwide by governments and businesses) cannot currently be predicted, previous occurrences of other epidemics, pandemics and outbreaks of disease had material adverse effects on the economies, equity markets and operations of those jurisdictions in which they were most prevalent. To the extent the Investment Funds have significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

As of the date hereof, the Biden administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, energy, immigration, foreign and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. In addition, recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, energy costs, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the Biden administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, the U.S. regulatory environment, corporate taxes, inflation, healthcare, unemployment and immigration, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

In June 2016, voters within the United Kingdom (the "UK") participated in a national referendum and voted in favor of leaving the European Union (the "EU"), an event widely referred to as "Brexit". Formal notification to the European Council required under Article 50 of the Treaty of Lisbon was made on March 29, 2017, following which the terms of exit were negotiated. Pursuant to an agreement between the UK and the EU, the UK left the EU on January 31, 2020. Following a transition period, the UK's post-Brexit trade agreement with the EU passed into law in December 2020 and went into effect on January 1, 2021. Brexit is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the EU, and those consequences include significant legal and business uncertainties. Due to the recent occurrence of these events, the full scope and nature of the potential political, regulatory, economic and market consequences are not known at this time and are unlikely to be known for a significant period of time; however, they could be significant, potentially resulting in a period of instability and market volatility. It is not possible to ascertain the precise impact these events may have on the Fund or the Investment Funds from an economic, financial, tax or regulatory perspective, but any such impact could have material consequences for the Fund and the Investment Funds.

Russia's large-scale invasion of Ukraine, and corresponding events since late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets.

Following Russia's actions, various governments, including the United States, issued broad-ranging economic sanctions against Russia, including, among other actions: (i) a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; (ii) the removal by certain countries and the EU of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic banking network that connects banks globally; and (iii) restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, and other actions, including cyberattacks, espionage, purchasing and financing restrictions, tariffs, boycotts or changes in consumer or purchaser preferences, as well as Russia's retaliatory responses, could have adverse consequences for the region, including significant, general negative economic impacts. Moreover, these events have had, and could continue to have, an adverse effect on global markets. The extent and duration of ongoing hostilities, sanctions and future local, regional or global market disruptions cannot be predicted, but could be significant.

The Fund should be considered a speculative investment, and you should invest in the Fund only if you can sustain a complete loss of your investment.

Investment Funds Use Of Hedging Involves Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Investment Funds' Use of Hedging Involves Risk of Loss

The Investment Funds may engage in hedging strategies, which use short sales, options, swaps, caps and floors, futures and forward contracts and other derivatives in an effort to protect assets from losses. Similarly, the Fund may, but is not required to, attempt to hedge against foreign currency risks through the use of derivatives. Hedging against a decline in the value of portfolio positions does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions' value. Such hedging transactions also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Investment Funds to hedge against a change or event at a price sufficient to protect against a decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible, or desirable, to hedge against certain changes or events at all. There can be no assurances that these hedging strategies will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions.

No assurance can be given that Investment Managers or the Adviser will employ hedging strategies with respect to all or any portion of a given Investment Fund's, or the Fund's, assets. To the extent that hedging transactions are effected, their success is dependent on each Investment Manager's, or the Adviser's, ability to correctly predict movements in the direction of currency or interest rates, the equity markets or sectors thereof or other events being hedged against. The Fund expects to use derivatives as a means to attempt to hedge against foreign currency risks. See "—The Fund's Use of Derivatives Involves Risks" below. While an Investment Manager may attempt to hedge against undesirable exposure, unanticipated changes in the markets and investments being hedged, or the nonoccurrence of events being hedged against, may result in poorer overall performance than if the Investment Manager had not engaged in any such hedge. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Investment Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Investment Managers from achieving the intended hedge or expose the Fund to additional risk of loss.

The Fund intends to limit investments in commodity futures, commodity options contracts and commodity-related swaps to below the de minimis thresholds (defined below) set forth in Rule 4.5 under the Commodity Exchange Act (the "CEA"). The Fund only will invest in such instruments so long as the aggregate amount of initial margin and premiums required to establish such positions, other than for bona fide hedging purposes, does not exceed 5% of the Fund's net asset value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, does not exceed 100% of the Fund's net asset value (after taking into account unrealized profits and unrealized losses on any such positions) (the "de minimis thresholds"). The Fund further intends to continue to rely on the no-action relief provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight ("Division") of the Commodity Futures Trading Commission (the "CFTC"). Pursuant to this letter, the Adviser is not required to register as a CPO under the CEA (with respect to the Fund), or rely on an exemption from registration, until the later of June 30, 2013 or six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds to fund-of-funds operators. As of the date of this Prospectus, the CFTC has not yet proposed any guidance regarding the application of the de minimis thresholds to fund-of-funds operators. If the Fund and the Adviser (with respect to the Fund) become subject to CFTC regulation, the Fund may incur additional compliance, operational and other expenses.

Funds Investment Strategies May Involve Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Fund's Investment Strategies May Involve Risk of Loss

Some of the principal risks of the identified investment strategies are identified below. Depending on economic and market conditions, other risks may be present.

Long/Short Equity Strategies. As part of this strategy, an Investment Manager seeks to purchase undervalued securities and sell overvalued securities to generate returns and to hedge out some portion of the general market risk. These long and short positions may be completely unrelated. If the Investment Manager's analysis is incorrect or based on inaccurate information, these investments may result in significant losses to the Investment Fund. Since long/short equity strategies generally involve identifying securities that are undervalued (and, in the case of short positions, overvalued) by the marketplace, the success of the strategy necessarily depends upon the market eventually recognizing such value in the price of the security, which may not necessarily occur, or may occur over extended time frames that limit profitability. Positions may undergo significant short-term declines and experience considerable price volatility during these periods. In addition, long and short positions may or may not be correlated to each other. If the long and short positions are not correlated, it is possible to have investment losses in both the long and short sides of an Investment Fund's portfolio.

Additional Strategies. In addition, at any given time, the Fund may, in the Adviser's sole discretion, invest in Investment Funds that employ other investment strategies, including:

Relative Value Strategies. As part of these strategies, an Investment Manager may use substantial leverage in an attempt to capture relatively small mispricings between related securities. If the models the Investment Manager use incorrectly predict the behavior of the securities, significant losses may be experienced.

Merger Arbitrage/Event-Driven Strategies. As part of these strategies, an Investment Manager may invest in securities of issuers facing special situations, such as restructurings, spin-offs, liquidations or privatizations. Investments of this type involve substantial risks. The market prices of the securities of such issuers typically are subject to above average price volatility, the spread between the bid and asked prices of such securities may be greater than ordinarily expected and such securities may be thinly traded. The failure of the transaction to occur or occur at the anticipated time or upon the anticipated terms, can cause the value of the securities purchased to decline significantly. Additionally, Investment Managers may take an "activist" approach to such strategies, seeking to create a catalyst for stock price movement. Activist merger arbitrage/event-driven strategies may result in more concentrated portfolios, be longer term in nature and have a long-biased approach. Investment Funds pursuing such activist strategies generally will have significant market exposures at the security or industry level. Such Investment Funds also may incur additional expenses, including, but not limited to, attorney and proxy solicitation fees and printing, publishing and mailing expenses, which could be substantial.

Macro Strategies. The success of macro strategies will depend on an Investment Manager's ability to identify and exploit opportunities in global economies, some of which will result in an Investment Manager holding concentrated positions in a limited number of markets, which may expose those Investment Funds to a greater risk of loss than if they held positions in a broader range of markets. Investment Managers generally focus on underlying macro-economic fundamentals in developing their investment theses. There can be no assurance that such macro-economic fundamentals will prove to be correct.

Distressed Investing Strategies. As part of these strategies, the Investment Managers focus on financially distressed companies. The success of some Investment Funds' investment activities will depend on the Investment Managers' ability to identify and exploit inefficiencies in the high yield and distressed debt securities markets. Identification and exploitation of these opportunities involve uncertainty. Any one or all of the companies in which an Investment Manager may invest may be unsuccessful or not show any return for a considerable period of time. The equity securities of distressed companies may be highly illiquid and hard to value. Equity securities hold the most junior position in a distressed company's capital structure and are not secured by any specific collateral.

Funding a plan of reorganization involves additional risks, including risks associated with equity ownership in the reorganized entity. In any related reorganization or liquidation proceeding, the Investment Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. Where Investment Managers take control positions, serve on creditors' committees or otherwise take an active role in seeking to influence the management of the issuers of distressed securities, their Investment Funds may be subject to increased litigation risk resulting from their actions and they may obtain inside information that may restrict their ability to dispose of the distressed securities.

Among other risks, it frequently may be difficult to obtain accurate information as to the true condition of distressed issuers, and the ability of such entities to repay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. Judgments about the credit quality of the issuer and the relative value of its securities used to establish arbitrage positions may prove to be wrong. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy courts' power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities also are subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value and the Investment Managers' estimates of intrinsic value may be based on their views of market conditions, including interest rates, that may prove to be incorrect.

Emerging Market Strategies. These strategies involve purchasing securities of issuers located in emerging markets. Emerging market countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies. Many emerging countries providing investment opportunities for the Investment Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years, and resulting sharp, sustained declines in the value of their currencies and securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. Many issuers in these countries and the countries themselves have defaulted on their obligations.

Incentive Allocations Charged By Investment Managers May Create Incentives For Speculative Investment [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Incentive Allocations Charged by the Investment Managers May Create Incentives for Speculative Investment

Each Investment Manager generally charges the Fund an asset-based fee, and some or all of the Investment Managers receive incentive allocations. The asset-based fees of the Investment Managers generally are expected to range from 0.00% to 2.85% of net assets and the incentive allocations of the Investment Managers generally are expected to range from 0% to 30% of net profits, but may be greater or less in some cases. The Adviser also charges asset-based fees.

The incentive allocation that will be received by an Investment Manager may create an incentive for the Investment Manager to make investments that are riskier or more speculative than those that might have been made in the absence of the incentive allocation. Gain allocated to an Investment Manager with respect to the incentive allocation that is attributable to the sale or disposition of a capital asset will be recharacterized as short-term capital gain to the extent the capital asset giving rise to the gain has been held for a period of longer than one year but less than or equal to three years. Short-term capital gain is taxed at the higher ordinary income tax rates. As a result of this three-year holding period requirement, the interests of an Investment Manager and other investors in the Fund may not always be aligned with respect to the timing of the disposition of an investment, which timing could have an impact on investment performance. In addition, because the incentive allocation is calculated on a basis that includes realized and unrealized appreciation of an Investment Fund's assets, the allocation may be greater than if it were based solely on realized gains.

Investment Funds And Investment Managers May Be Newly Organized [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Investment Funds and Investment Managers May be Newly Organized

Some Investment Funds and Investment Managers may be newly organized and therefore may have no, or only limited, operating histories. However, the Adviser will endeavor to select Investment Managers whose principals have capital markets experience. There can be no assurance that the Adviser's assessments of Investment Managers, and, in turn, their assessments of the short-term or long-term prospects of investments, will prove accurate or that the Fund will achieve its investment objective.

Investment Funds May Purchase Equity Securities Without Restriction As To Market Capitalization [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Investment Funds May Purchase Equity Securities Without Restriction as to Market Capitalization

Investment Managers generally may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies. The prices of the securities of some of these smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things.

Funds And Investment Funds Use Of Short Selling Is Highly Speculative [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Fund's and the Investment Funds' Use of Short Selling is Highly Speculative

The Investment Managers and Investment Funds may engage in short-selling for hedging or non-hedging purposes. In addition, the Fund may engage in short-selling, although it presently does not intend to do so. To effect a short sale, the Fund or an Investment Fund will borrow a security from a brokerage firm, or other permissible financial intermediary, to make delivery to the buyer, with an obligation to replace the borrowed securities at a later date. The Fund or an Investment Fund then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Short-selling allows the investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. In certain circumstances, these techniques can substantially increase the impact of adverse price movements on the Fund's or an Investment Fund's portfolio. A short sale of a security involves the theoretical risk of an unlimited increase in the market price of the security, which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Short selling is a speculative investment technique that involves expenses to the Investment Funds and the following additional risks:

●	While the potential gain on a short sale is limited, the loss is theoretically unlimited.

●	It can increase the effect of adverse price movements on an Investment Fund's portfolio.

●	The Investment Fund may not be able to close out a short position at any particular time or at the desired price.

●	The Investment Fund may be subject to a "short squeeze" when other short sellers desire to replace a borrowed security at the same time as the Investment Fund, thus increasing the price the Investment Fund may have to pay for the security and causing the Investment Fund to incur losses on the position.

●	If the market for smaller capitalization or foreign companies becomes illiquid, the Investment Fund may be unable to obtain securities to cover short positions.

●	Certain foreign markets may limit the Investment Fund's ability to short stocks.

Short sale transactions have been subject to increased regulatory scrutiny, including the imposition of restrictions on short selling certain securities and reporting requirements. The Investment Funds' ability to execute a short selling strategy may be materially adversely impacted by rules, interpretations, prohibitions and restrictions on short selling activity adopted by regulatory authorities, including the SEC, its foreign counterparts, other government authorities or self-regulatory organizations. Such restrictions and prohibitions may be imposed with little or no advance notice and may impact prior trading activities of the Investment Funds. In addition, the Fund will be required to comply with Rule 18f-4 under the Investment Company Act to the extent it directly engages in any short sale transactions.

Investment Funds Foreign Investments Involve Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Investment Funds' Foreign Investments Involve Risk of Loss

One or more Investment Funds may invest in the securities of foreign issuers, including those in emerging markets, and in depositary receipts, such as American Depositary Receipts (ADRs). Certain Investment Funds may be denominated in non-U.S. currencies. Foreign securities in which an Investment Manager may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Foreign investments face specific risks, which include:

●	unfavorable changes in currency rates and exchange control regulations;

●	restrictions on, and costs associated with, the exchange of currencies and the repatriation of capital;

●	reduced availability of information regarding foreign companies;

●	different accounting, auditing, financial and legal standards and possibly less stringent reporting standards and requirements;

●	reduced liquidity and greater volatility;

●	increased brokerage commissions and custody fees;

●	securities markets that are less developed than in the United States may suffer from periods of relative illiquidity, and may be subject to a lesser degree of supervision and regulation than securities markets in the United States;

●	foreign withholding and other taxes;

●	delays in settling securities transactions;

●	threat of nationalization and expropriation and confiscatory taxation;

●	limits on the amounts of investment by foreign persons in particular issuers;

●	limits on the investment by foreign persons to specific classes of securities with less advantageous rights;

●	general social, political and economic instability and adverse diplomatic developments; and

●	the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility.

These risks may be heightened for investments in obligations of companies that are experiencing financial difficulties. In addition, the bankruptcy, reorganization or similar laws and regulations affecting these foreign companies may be less favorable than those affecting U.S. companies and, therefore, the ability of an Investment Fund to realize on its investments in foreign companies may be adversely affected.

In addition to the risks associated with investments in foreign securities generally, investments in securities located in particular regions or countries with emerging markets may face additional risks. See "—Emerging Markets Risk."

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Emerging Markets Risk

Because Investment Managers may purchase obligations of companies worldwide, they may purchase obligations of issuers located in emerging countries. Emerging countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of emerging countries may be more volatile than the markets of more mature economies. Many emerging countries providing investment opportunities have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

In addition to the risks associated with investments in foreign securities generally, investments in securities located in particular regions or countries with emerging markets may face the following additional risks, among others:

●	inflation and rapid fluctuations in inflation;

●	high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries;

●	high concentration of investors and financial intermediaries;

●	overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and

●	overburdened infrastructure and obsolete or unseasoned financial systems.

Funds Use Of Derivatives Involves Risks [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Fund's Use of Derivatives Involves Risks

The Fund expects to use derivatives as a means to attempt to hedge against foreign currency risks. The Adviser believes that it will utilize principally forward currency exchange contracts, although it may also utilize put options and futures contracts.

Forward currency exchange contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. The Fund may use forward currency exchange contracts for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, as Investment Funds may invest in instruments denominated in currencies other than the U.S. dollar and certain Investment Funds may be denominated in non-U.S. currencies. This hedging technique would allow the Adviser to "lock in" the U.S. dollar price of the security. The Fund also may use forward contracts to attempt to protect the value of an Investment Fund's holdings of foreign securities. There may be, however, imperfect correlation between an Investment Fund's foreign securities holdings and the forward contracts entered into by the Fund with respect to such holdings.

Options transactions may be effected on securities exchanges or in the over-the-counter market. When put options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trade may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trade, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser's ability to predict correctly movements in the direction of the relevant market.

There can be no assurance that the Fund will utilize such derivatives or that the use of such derivatives will be successful.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

Investment Funds Use Of Derivatives Involves Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Investment Funds' Use of Derivatives Involves Risk

Some of the Investment Funds may invest in, or enter into, derivatives, including options, swaps, swaptions, futures and forward agreements, for investment or hedging purposes. The use of these instruments involves the following risks, among others:

●	Derivatives can be volatile.

●	Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Investment Fund's performance.

●	The market for any derivative is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

●	Entering into derivatives in foreign markets may involve more risk than entering into domestic transactions.

●	Certain derivatives, such as swaps, involve the assumption of the credit risk of the counterparty to the transactions.

The stability and liquidity of derivatives depend in large part on the creditworthiness of the parties to the transactions. It is expected that each Investment Manager will monitor on an ongoing basis the creditworthiness of firms with which it will enter into derivatives. If there is a default by the counterparty to such transaction, the applicable Investment Manager will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs that could result in the net asset value of the Investment Fund (and thus the Fund) being less than if such Investment Manager had not entered into the transaction. Furthermore, there is a risk that a counterparty could become insolvent. If one or more of an Investment Manager's counterparties (e.g., prime broker or broker-dealer) were to become insolvent or the subject of liquidation proceedings in the United States, there exists the risk that the recovery of such Investment Manager's fund's securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

In addition, the Investment Managers may use counterparties located in various jurisdictions outside the United States. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Investment Funds' assets are subject to substantial limitations and uncertainties.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

Funds And Investment Funds Use Of Leverage Involves Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss

The Fund and Investment Funds may borrow money for investment and other purposes, and may directly or indirectly borrow funds from brokerage firms and banks. The Fund intends to borrow temporarily only for investment purposes and to meet requests for tenders. Borrowing for investment purposes, which is known as "leverage," is a speculative investment technique and involves risks and has the effect of potentially increasing losses. In addition, Investment Funds may leverage their investment returns with options, swaps, forwards, short selling and other derivatives.

Although leverage will increase investment return if the Fund or an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of such funds, using leverage will decrease investment return if the Fund or such Investment Fund fails to earn as much on such investments as it pays for the use of such funds. Using leverage, therefore, will magnify the volatility of the value of the Fund's or such Investment Fund's portfolio. If the Fund's or an Investment Fund's portfolio securities decline in value, it could be required to deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in the aggregate value of the Fund's or an Investment Fund's assets, whether resulting from changes in market value or from redemptions, it might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund or an Investment Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Any event that adversely affects the value of an investment would be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage by the Fund or an Investment Fund, directly or indirectly, could result in a loss to the Fund that would be greater than if leverage were not employed. In addition, to the extent that the Fund or Investment Funds borrow funds, the rates at which they can borrow will affect the operating results of the Fund.

In addition, the Investment Funds' anticipated use of short-term margin borrowings will generally result in certain additional risks to the Fund. For example, should the securities that are pledged to brokers to secure the Investment Funds' margin accounts decline in value, or should brokers from which the Investment Funds have borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then the Investment Funds could be subject to "margin calls," pursuant to which the Investment Funds must either deposit additional funds with their brokers or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of the assets of an Investment Fund, the Investment Fund might not be able to liquidate assets quickly enough to pay off the margin debt and might suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

With respect to borrowings by the Fund, the Investment Company Act limits the amount the Fund can borrow by imposing an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the "Asset Coverage Requirement"). This means that the value of the Fund's total indebtedness may not exceed one-third of the value of its total assets, including the proceeds of such indebtedness, measured at the time the Fund incurs the indebtedness.

Investment Funds May Be Concentrated Or Invest Significantly In Volatile Sectors [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Investment Funds May Be Concentrated or Invest Significantly in Volatile Sectors

One or more Investment Managers, from time to time, may invest a substantial portion of its Investment Fund's assets in an industry sector, in only a limited number of issuers or, in certain cases, in securities of a single issuer. As a result, the investment portfolios of these Investment Funds (as well as the Fund's portfolio) may be subject to greater risk and volatility than if investments had been made in a broader range of issuers. In addition, an Investment Fund's emphasis in a particular sector or issuer may be especially volatile. To the extent that an Investment Fund concentrates its portfolio in a single industry, in a limited number of issuers or in securities of only a single issuer, the risk of any investment decision is increased.

Investors Have Only Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Investors Have Only Limited Liquidity

The Fund is a closed-end investment company designed primarily for long-term investors. Interests in the Fund are not traded on any securities exchange or other market. Interests are not transferable, except by operation of law upon the death, bankruptcy, insolvency or dissolution of an investor or otherwise only with the consent of the Board (which consent may be withheld in the Board's sole and absolute discretion), and liquidity will be provided only through limited repurchase offers. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from investors on a quarterly basis. The LLC Agreement provides that the Fund will be dissolved if the Interest of any investor that has submitted a written request, in accordance with the terms of the LLC Agreement, to tender its entire Interest for repurchase by the Fund has not been repurchased within a period of two years of such request.

The Fund's repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been, if sufficient additional Interests are not sold. Therefore, it may force the Fund to sell assets (i.e., interests in Investment Funds) it otherwise would not sell. It also may reduce the investment opportunities available to the Fund and cause its expense ratio to increase. The Fund likely will sell its more liquid assets first to satisfy repurchase requests, thus increasing its concentration in less liquid securities.

Fund May Borrow Money [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Fund May Borrow Money

The Fund may borrow money temporarily to fund investments in certain Investment Managers, subject to the lender's terms, or in connection with repurchases of, or tenders for, the Fund's Interests. The Fund, along with several other funds advised by the Adviser, is party to the Credit Agreement, under which the Fund may borrow from time to time on a revolving basis at any time up to $22,000,000.

If the Fund borrows money, its net asset value may be subject to greater fluctuation until the borrowing is repaid and, therefore, the risks of leverage described under "—The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss" will be present. The Fund would expect to repay leverage used to fund investments by selling its interests in Investment Funds. If the Fund were unable to sell a sufficient value of interests in Investment Funds to repay these borrowings, the Fund could reduce its leverage by using the proceeds of subsequent offerings of Interests. Because many Investment Funds use leverage as part of their investment strategy, the Fund's use of leverage to purchase these Investment Funds will magnify the potential volatility of the value of the Fund's Interests.

Borrowings by the Fund, if any, may be made on a secured basis. The Fund's custodian will then either segregate the assets securing the Fund's borrowings for the benefit of the Fund's lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lender will have the right, through the Fund's custodian, to redeem the Fund's investments in Investment Funds without consideration of whether doing so would be in the best interests of the Fund's investors. The rights of any lender to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund's investors, and the terms of the Fund's borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. Additionally, the Fund must comply with the Asset Coverage Requirement. See "—The Fund's and Investment Funds' Use of Leverage Involves Risk of Loss."

Fund Is Non Diversified [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The Fund is Non-Diversified

The Fund is classified as a "non-diversified" management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its Interests. In general, the Fund will limit to less than 25% of its assets its investment in any one Investment Fund.

Restricted And Illiquid Investments Involve Risk Of Loss [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Restricted and Illiquid Investments Involve the Risk of Loss

The Investment Managers may invest without limitation in restricted securities and other investments that are illiquid, which may include private placements in public equity securities (PIPEs). Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.

Where registration is required to sell a security, an Investment Manager may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Investment Manager may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Investment Manager might obtain a less favorable price than the prevailing price when it decided to sell. Investment Managers may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities. An Investment Fund's portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

Some of the Investment Funds may invest all or a portion of their assets in private placements that may be illiquid. Some of these investments are held in so-called side pockets, which are sub-funds within the Investment Funds, that provide for their separate liquidation over a much longer period than an investment in the Investment Fund. Were the Fund to seek to liquidate its investment in an Investment Fund that maintains these investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. During the period until the Fund fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. The Fund expects that the number of side pocket investments in which it will participate will be minimal under normal market conditions.

The Fund's repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund's ability to make withdrawals from Investment Funds, which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Investment Managers permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Investment Funds, under certain circumstances, may impose limits (known as "gates") on the aggregate amount that an investor or all investors in the Investment Fund may withdraw on any single withdrawal date, and (iii) the Investment Funds' portfolios may include investments that are difficult to value and that may only be able to be disposed of by the Investment Managers at substantial discounts or losses.

In addition, the Fund's interests in the Investment Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Investment Fund pursuant to limited withdrawal rights. Some Investment Funds also may suspend the redemption rights of their investors, including the Fund, from time to time. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time.

Conflicts Of Interest [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Conflicts of Interest

The Adviser and its affiliates manage the assets of registered investment companies, private investment funds and individual accounts (excluding the Fund, collectively, "Adviser Clients"). The Fund has no interest in these activities. In addition, the Adviser, its affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest.

The Adviser or its affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for itself or its officers, directors, partners, members or employees, but not for the Fund. Situations also may arise in which the Adviser, its affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund.

Investment research and due diligence are generally discussed among portfolio managers and other senior personnel of the Adviser and its affiliates. However, investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Investment Fund as an Adviser Client, the opportunity will be allocated fairly and equitably in accordance with the Adviser's allocation policies and procedures. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all investments. In some cases, this process may adversely affect the amount the Fund will be able to invest in an Investment Fund. In other cases, the Fund may invest in a manner opposite to that of Adviser Clients—i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa. However, the Adviser will seek to resolve such conflicts in a fair and equitable manner and believes that such risks are mitigated by its allocation policies and procedures.

While the Adviser will seek to ensure that neither the Fund nor any Adviser Client will be systematically disadvantaged by the aggregation, placement and allocation of orders and investments, situations may arise in which the investment activities of Adviser Clients, the Adviser, its affiliates and any of their respective officers, directors, partners, members or employees disadvantage the Fund. Such situations may be based on, among other things: (i) restrictions under the Investment Company Act and other laws regarding the combined size of positions that may be taken in an Investment Fund by the Fund and Adviser Clients, thereby limiting the size of the Fund's position in such Investment Fund; (ii) the difficulty of withdrawing from an Investment Fund where the market cannot absorb the sale of the combined positions of the Fund and the Adviser Clients; and (iii) the determination that a particular investment is warranted only if hedged with an option or other instrument.

The officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and its officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

The Distributor or its affiliates may provide brokerage, placement, investment banking and other financial or advisory services from time to time to one or more accounts or entities managed by the Investment Managers or their affiliates, including the Investment Funds, and receive compensation for providing these services. These relationships could preclude the Fund from engaging in certain transactions and could constrain the Fund's investment flexibility. (All Investment Funds and other accounts managed by the Investment Managers or their affiliates are referred to collectively as the "Investment Manager Accounts.") Investment Managers may receive research products and services in connection with the brokerage services that the Adviser and its affiliates may provide from time to time to one or more Investment Manager Accounts or to the Fund.

UBS or its affiliates may lend to issuers whose securities are owned by the Fund or by the Investment Funds, or to affiliates of those issuers, or may receive guarantees from the issuers of those securities. In making and administering such loans, UBS or its affiliates may take actions, including restructuring a loan, foreclosing on the loan, requiring additional collateral from an issuer, charging significant fees and interest to the issuer, placing the issuer in bankruptcy, or demanding payment on a loan guarantee, that may be contrary to the interests of the Fund. If that happens, the security issued by the borrower or the guarantor or the affiliate that is owned by the Fund or the Investment Funds may lose some or all of its value.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Tax Risks

The Fund intends to be treated, and believes that it qualifies for treatment, as a partnership for U.S. federal income tax purposes. Accordingly, the Fund generally should not be subject to U.S. federal income tax, and each investor will be required to report on its own annual tax return its distributive share of the Fund's taxable income or loss for each year, whether or not the Fund makes any distributions in that year. If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation, the taxable income of the Fund would be subject to two levels of taxation, since such income would be subject to U.S. federal corporate income tax. In addition, distributions of profits from the Fund would be treated as dividends subject to each investor's applicable U.S. federal income tax rate.

Because, among other reasons, the Investment Funds and the Fund may use leverage, a tax-exempt investor may incur income tax liability to the extent the transactions are treated as giving rise to UBTI. A tax-exempt investor (including an IRA) may be required to make payments, including estimated payments, and file an income tax return for any taxable year in which it has UBTI. To file the return, it may be necessary for the tax-exempt investor to obtain an Employer Identification Number.

Distributions To Investors And Payment Of Tax Liability [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Distributions to Investors and Payment of Tax Liability

The Fund does not intend to make periodic distributions of its net income or gains, if any, to investors. Investors will nevertheless be required each year to pay applicable U.S. federal, state and local income taxes on their respective share of the Fund's taxable income, and generally will have to pay these taxes from sources other than Fund distributions. The amount and times of distributions, if any, will be determined in the sole discretion of the Board.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Cybersecurity Risk

The Fund and its service providers, as well as the Investment Funds and their service providers, are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Distributor, BNY or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund's ability to calculate its net asset value; (iii) impediments to the Fund's trading activities; (iv) the inability of investors to transact business with the Fund; (v) violations of applicable privacy, data security or other laws; (vi) regulatory fines and penalties; (vii) reputational damage; (viii) reimbursement or other compensation or remediation costs; (ix) legal fees; or (x) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting underlying Investment Funds, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		600 Washington Boulevard
Entity Address, City or Town		Stamford
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06901
Contact Personnel Name		Matthew Richards

[1]	Generally, the stated minimum initial investment in the Fund is Interests with an initial value of at least $50,000, which minimum may be reduced for certain investors. Investments may be subject to a waivable sales load of up to 2%. See "Plan of Distribution."
[2]	While the Fund does not impose any charges on a repurchase of Interests in the Fund, it may allocate to tendering investors withdrawal or similar charges imposed by an Investment Fund if the Adviser determines to withdraw from the Investment Fund as a result of a tender and such a charge was imposed on the Fund.
[3]	Total annual expenses shown in the table are as of the Fund's fiscal year ended December 31, 2022 and will increase or decrease over time based on the Fund's asset level and other factors.
[4]	Represents the principal amount owed by the Fund pursuant to secured revolving lines of credit agreements in place at the time.
[5]	Calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.